Rule 497(c)
                                                         File No. 333-25289






                            Schwab Select Annuity(TM)
             A flexible premium deferred variable and fixed annuity
                                 Distributed by

                           Charles Schwab & Co., Inc.

                                    Issued by

                First Great-West Life & Annuity Insurance Company


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2


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Overview

This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued on a group basis by First Great-West Life & Annuity Insurance Company (we, us, First Great-West or First GWL&A).

How to Invest

The minimum initial investment (a "Contribution") is:
o $5,000
o $2,000 if an IRA
o $1,000 if subsequent Contributions are made via Automatic Contribution Plan The minimum subsequent Contribution is: o $500 per Contribution o $100 per Contribution if made via Automatic Contribution Plan Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:
o Alger American Growth Portfolio
o American Century VP International Fund
o Baron Capital Asset Fund; Insurance Shares
o Berger IPT-Small Company Growth Fund
o Deutsche  Asset Management VIT EAFE(R) Equity Index Fund
(formerly the BT Insurance Funds Trust EAFE(R) Equity
Index Fund)
o Deutsche Asset Management VIT Small Cap Index Fund (formerly the
BT Insurance Funds Trust Small Cap Index Fund)

o Dreyfus Variable Investment Fund  Appreciation Portfolio
o Dreyfus Variable Investment Fund Growth and Income Portfolio
o Federated American Leaders Fund II
o Federated Fund for U.S. Government Securities II
o Federated Utility Fund II
o INVESCO VIF-Equity Income Fund
o INVESCO VIF-High Yield Fund
o INVESCO VIF-Technology Fund
o Janus Aspen Series Growth  Portfolio
o Janus Aspen Series Worldwide Growth Portfolio
o Janus Aspen Series Flexible Income Portfolio
o Janus Aspen Series International Growth Portfolio
o Montgomery Variable Series: Growth Fund
o Prudential Series Fund Equity Class II Portfolio
o SAFECO Resource Series Trust Equity Portfolio
o SAFECO Resource Series Trust Growth Opportunities Portfolio
o Schwab MarketTrack Growth Portfolio II
o Schwab Money Market Portfolio
o Schwab S&P 500 Portfolio
o Scudder Variable Life Investment Fund


Capital Growth Portfolio
o Scudder Variable Life Investment Fund
  Growth and Income Portfolio
o Strong Schafer Value Fund II
o Van  Kampen  Life  Investment  Trust-Morgan  Stanley  Real  Estate  Securities
Portfolio

You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by First Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the offers contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

The date of this Prospectus is May 1, 2000.

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Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days (up to 35 days for replacement policies), during which you may cancel your Contract. Payout Options The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. For account information, please contact:

    Annuity Administration Department
    P.O. Box 173920
    Denver, Colorado 80217-3920
    800-838-0649

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2000 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. A listing of the contents of the Statement of Additional Information may be found on page 43 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.

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Table of Contents

Definitions....................................4
Summary........................................6

  How to contact Schwab........................6
Variable Annuity Fee Table.....................7
Portfolio Annual Expenses......................8
Fee Examples...................................9
Condensed Financial Information...............10
First Great-West Life & Annuity
Insurance Company.............................10
The Series Account............................10
The Portfolios................................10
  Meeting Investment Objectives...............13
  Where to Find More Information
  About the Portfolios........................13
  Addition, Deletion or Substitution..........13
The Guarantee Period Fund.....................14
  Investments of the Guarantee Period Fund....14
  Subsequent Guarantee Periods................15
  Breaking a Guarantee Period.................15
  Interest Rates..............................15
  Market Value Adjustment.....................15
Application and Initial Contributions.........15
Free Look Period..............................16
Subsequent Contributions......................16
Annuity Account Value.........................16
Transfers.....................................17
  Possible Restrictions.......................17
  Automatic Custom Transfers..................17
Cash Withdrawals..............................19
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................19
  Tax Consequences of Withdrawals.............19
Telephone Transactions........................20
Death Benefit.................................20
  Beneficiary.................................20
  Distribution of Death Benefit...............21
Charges and Deductions........................22
  Mortality and Expense Risk Charge...........22
  Contract Maintenance Charge.................22
  Transfer Fees...............................22
  Expenses of the Portfolios..................22
  Premium Tax.................................23
  Other Taxes.................................23
Payout Options................................23
  Periodic Withdrawals........................23
  Annuity Payouts.............................24
Seek Tax Advice...............................25
Federal Tax Matters...........................26
  Taxation of Annuities.......................26
  Individual Retirement Annuities.............28
Assignments or Pledges........................28
Performance Data..............................29
  Money Market Yield..........................29
  Average Annual Total Return.................29
Distribution of the Contracts.................31
Selected Financial Data.......................32
Management's Discussion and Analysis of
Financial Conditions and Results of Operations32
Voting Rights.................................42
Rights Reserved by First Great-West...........42
Legal Proceedings.............................42
Legal Matters.................................43
Experts.......................................43
Available Information.........................43
Appendix A--Condensed Financial Data..........44
Appendix B--Market Value Adjustments..........47
Appendix C--Net Investment Factor.............49
Financial Statements and Independent

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                                        3

Auditors' Report..............................50




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                                       64


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Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts. Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code. Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made. Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract. Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest--This is the minimum rate of interest allowed by law and is applicable to the fixed options only. It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made. This rate will be reflected in written confirmation of the Contribution. Currently, under New York law, the minimum rate is 3%.

Contributions--The amount of money you invest or deposit into your annuity. Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies. Distribution Period--The period starting with your Payout Commencement Date.

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Effective  Date--The  date on which the first  Contribution  is credited to your
Annuity Account. Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account. Guarantee Period--The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest. We may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.


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                                        5


Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period. Guarantee Period Maturity Date--The last day of any Guarantee Period.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates. Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan. Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested. Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution or when annuity payments begin.

Request--Any written, telephoned, or computerized instruction in a form satisfactory to First GWL&A and Schwab received at the Annuity Administration Department at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account--The segregated asset account established by First GWL&A under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended. Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your annuity account with any applicable Market Value Adjustment on the Effective Date of the surrender, less Premium Tax, if any. Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s) and the Guarantee Period Fund. Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.


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                                        6


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Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract. Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified Contracts arises under the Contract.

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How to contact Schwab:
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Schwab Insurance & Annuity Service Center

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101 Montgomery Street
San Francisco, CA 94120-9327
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Attention: Insurance & Annuities Department

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800-838-0649
Your initial Contribution must be at least $5,000; $2,000 if an IRA; $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500; or $100 if made through an Automatic Contribution Plan.


The money you contribute to the Contract will be invested at your direction, except during your "free look period." The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account. Free look allocations are described in more detail on page 16 of this Prospectus.


Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.


When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic payouts. If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 20. For accounts under $50,000, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a Mortality and Expense Risk Charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at First GWL&A. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page 16 of this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.


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7


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Variable Annuity Fee Table

The purpose of the tables and the examples that follow is to help you understand the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The tables and examples reflect expenses related to the Sub-Accounts as well as of the Portfolios. In addition to the expenses listed below, Premium Tax, if applicable, may be imposed.


Contract Owner Transaction Expenses1
Sales load                                     None
Surrender fee                                  None
Annual Contract Maintenance Charge2            $25.00
Transfer fee                                   $10.00
(no transfer fee is charged for the first
12 transfers in any calendar year)


Separate Account Annual Expenses1 (as a percentage of average Variable Account Value) Mortality and expense risk charge 0.85% Administrative expense charge 0.00% Other fees and expenses of the Variable Account 0.00% Total Separate Account Annual Expenses 0.85%

------------------------------

1 The Contract Owner Transaction Expenses apply to each Contract, regardless of how the Annuity Account Value is allocated. The Annual Expenses do not apply to the Guarantee Period Fund. 2 The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000.


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                                        8


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Portfolio Annual Expenses

                            Portfolio Annual Expenses

 (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements for the period ended December
                                  31, 1999)


             Portfolio               Management  Other      12b-1      Total      Total      Total
                                        fees     expenses     fees     Portfolio  Fee        Portfolio

                                                                       expenses   Waivers3   expenses
                                                                       before                after
                                                                       fee                   fee
                                                                        waivers              waivers
Alger American Growth                  0.75%       0.04%      0.00%      0.79%      0.00%     0.79%
American Century VP International3     1.34%       0.00%      0.00%      1.34%      0.00%     1.34%
Baron Capital Asset3                   1.00%       0.63%      0.25%      1.88%      0.38%     1.50%
Berger IPT-Small Company Growth        0.85%       0.64%      0.00%      1.49%      0.34%     1.15%
Deutsche Asset Management VIT          0.45%       0.70%      0.00%      1.15%      0.50%     0.65%
EAFE(R)Equity Index (formerly the
BT Insurance Funds Trust EAFE(R)
Equity Index)

Deutsche Asset Management VIT          0.35%       0.83%      0.00%      1.18%      0.73%     0.45%
Small Cap Index (formerly the BT
Insurance Funds Trust Small Cap
Index)
Dreyfus Variable Investment Fund       0.75%       0.03%      0.00%      0.78%      0.00%     0.78%
 Appreciation

Dreyfus Variable Investment Fund       0.75%       0.04%      0.00%      0.79%      0.00%     0.79%
Growth and Income
Federated American Leaders II3         0.75%       0.13%      0.00%      0.88%      0.00%     0.88%
Federated U.S. Government              0.60%       0.24%      0.00%      0.84%      0.00%     0.84%

Securities II3
Federated Utility II3                  0.75%       0.19%      0.00%      0.94%      0.00%     0.94%
INVESCO VIF-High Yield3                0.60%       0.48%      0.00%      1.08%      0.00%     1.08%
INVESCO VIF-Equity Income3             0.75%       0.44%      0.00%      1.19%      0.00%     1.19%
INVESCO VIF-Technology3                0.75%       0.78%      0.00%      1.53%      0.21%     1.32%
Janus Aspen Growth                     0.65%       0.02%      0.00%      0.67%      0.00%     0.67%
Janus Aspen Worldwide Growth           0.65%       0.05%      0.00%      0.70%      0.00%     0.70%
Janus Aspen Flexible Income            0.65%       0.07%      0.00%      0.72%      0.00%     0.72%
Janus Aspen International Growth       0.65%       0.11%      0.00%      0.76%      0.00%     0.76%
Montgomery Variable Series: Growth     1.52%       0.40%      0.00%      1.92%      0.67%     1.25%
Prudential Series Fund Equity          0.45%       0.17%      0.25%      0.87%      0.00%     0.87%
Class II

SAFECO RST Equity                      0.74%       0.02%      0.00%      0.76%      0.00%     0.76%
SAFECO RST Growth Opportunities        0.74%       0.04%      0.00%      0.78%      0.00%     0.78%
Schwab MarketTrack Growth II3          0.54%       0.59%      0.00%      1.13%      0.53%     0.60%
Schwab Money Market3                   0.38%       0.15%      0.00%      0.53%      0.03%     0.50%
Schwab S&P 5003                        0.20%       0.14%      0.00%      0.34%      0.06%     0.28%
Scudder Variable Life Investment       0.46%       0.03%      0.00%      0.49%      0.00%     0.49%
Fund Capital Growth
Scudder Variable Life Investment       0.47%       0.08%      0.00%      0.55%      0.00%     0.55%
Fund
Growth & Income
Strong Schafer Value II                1.00%       0.57%      0.00%      1.57%      0.37%     1.20%
Van Kampen Life Investment Trust -
Morgan Stanley Real Estate               1.00%       0.13%      0.00%       1.13%       0.03%       1.10%
Securities



3 For the American Century VP International Fund, there is a stepped fee schedule, which means that the Fund's management fee rate generally decreases as the Fund assets increase. For the Baron Capital Asset Fund, the Fund's advisor is contractually obligated to reduce its fee to the extent required to limit the Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for fund assets over $500 million. Without expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999, would have been 1.88%. For the Federated American Leaders Fund II, Federated U.S. Government Securities Fund II and the Federated Utility Fund II, the maximum shareholder services fee is 0.25%. The Funds did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Funds have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. For the INVESCO VIF-High Yield, INVESCO VIF-Equity Income and INVESCO VIF-Technology Funds, Other Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. For the INVESCO VIF-High Yield and INVESCO VIF-Equity Income Funds, the Other Expenses information presented in this table has been restated from the financials for these Funds to reflect a change in the administrative services fee. For the INVESCO VIF-Technology Fund, certain expenses were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the INVESCO VIF-Technology Fund's Other Expenses for the fiscal year ended December 31, 1999 were 0.57% of the Fund's average net assets. For the Schwab MarketTrack Growth II, Schwab Money Market and Schwab S&P 500 Portfolios, the Total Portfolio expenses after fee waivers is guaranteed by Schwab and the investment adviser through April 30, 2001.

4 The Portfolio Annual Expenses and these examples are based on data provided by the Portfolios. First Great-West has no reason to doubt the accuracy or completeness of that data, but First Great-West has not verified the Portfolios' figures. In preparing the Portfolio Expense table and the Examples above, First Great-West has relied on the figures provided by the Portfolios.

5 These examples are based on total Portfolio expenses after taking fee waivers and reimbursements into account.

                                        9

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Fee Examples4

If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. These examples assume that no Premium Taxes have been assessed.5


                   PORTFOLIO                        1 year      3 years       5 years        10 years
Alger American Growth                               $17          $56          $101           $248
American Century VP International                   $23          $74          $133           $322
Baron Capital Asset                                 $24          $79          $142           $342
Berger IPT-Small Company Growth                     $21          $68          $122           $297
Deutsche Asset Management VIT EAFE(R)Equity Index    $16          $51           $93           $228
Deutsche Asset Management VIT Small Cap Index       $14          $45           $81           $200
Dreyfus Variable Investment Fund  Appreciation      $17          $56          $100           $246
Dreyfus Variable Investment Fund Growth and         $17          $56          $101           $248
Income
Federated American Leaders II                       $18          $59          $106           $260
Federated U.S. Government Securities II             $18          $58          $104           $255
Federated Utility II                                $19          $61          $110           $268
INVESCO VIF-High Yield                              $20          $65          $118           $287
INVESCO VIF-Equity Income                           $21          $69          $124           $302
INVESCO VIF-Technology                              $23          $73          $132           $319
Janus Aspen Growth                                  $16          $52           $94           $231
Janus Aspen Worldwide Growth                        $16          $53           $96           $235
Janus Aspen Flexible Income                         $16          $54           $97           $238
Janus Aspen International Growth                    $17          $55           $99           $244
Montgomery Variable Series: Growth                  $22          $71          $128           $310
Prudential Series Fund Equity Class II              $18          $59          $106           $259
SAFECO RST Equity                                   $17          $55           $99           $244
SAFECO RST Growth Opportunities                     $17          $56          $100           $246
Schwab MarketTrack Growth II                        $15          $50           $90           $221
Schwab Money Market                                 $14          $46           $84           $207
Schwab S&P 500                                      $12          $39           $71           $175
Scudder Variable Life Investment Fund               $14          $46           $83           $206
Capital Growth
Scudder Variable Life Investment Fund               $15          $48           $87           $214
Growth and Income
Strong Schafer Value II                             $21          $69          $125           $303
Van Kampen Life Investment Trust-Morgan Stanley     $20          $66          $119           $290
Real Estate Securities


These examples, including the assumed rate of return, should not be considered representations of future performance or past or future expenses. Actual expenses paid or performance achieved may be greater or less than those shown, subject to the guarantees in the Contract.

1510


------------------------------------------------------------------------------

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account for 1997, 1998 and 1999. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Series Account's Annual Report dated December 31,1999 and contained in the Statement of Additional Information. First Great-West Life & Annuity Insurance Company First GWL&A is a stock life insurance company organized under the laws of the state of New York. We are admitted to do business in New York and Iowa.


--------------------------------------------------------------------------------
The Series Account

We established the Variable Annuity-1 Series Account in accordance with New York laws on January 15, 1997. The Series Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"), as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account. We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account is divided into 29 Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

-------------------------------------------------------------------------------
The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request. Each Portfolio:

o holds its assets separate from the assets of the other Portfolios, o has its own distinct investment objective and policy, and o operates as a separate investment fund


The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ substantially.

The investment objectives of the Portfolios are briefly described below: The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York. Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the
Portfolio  invests  primarily  in  equity  securities  of large  companies.  The
Portfolio  considers  a large  company  to have a  market  capitalization  of $1 billion or greater. American Century Variable Portfolios, Inc.--advised by American Century Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds. American Century VP International seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries. Baron Capital Asset Fund--advised by BAMCO, Inc. of New York, New York. Baron Capital Asset Fund: Insurance Series seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of approximately $100 million to $1.5 billion and medium sized companies with market values of $1.5 billion to $5 billion.

Berger Institutional Products Trust--advised by Berger LLC of Denver, Colorado. Berger IPT-Small Company Growth Fund seeks capital appreciation by investing primarily in the common stocks of small companies with the potential for rapid earnings growth. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.


The Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust)--advised by Bankers Trust Company of New York, New York. Deutsche Asset Management VIT EAFE(R) Equity Index Fund (formerly the BT Insurance Funds Trust EAFE(R) Equity Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australia, and the Far East and is a widely accepted benchmark of international stock performance.

Deutsche Asset Management VIT Small Cap Index Fund (formerly the BT Insurance Funds Trust Small Cap Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance.


Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. Dreyfus Variable Investment Fund Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase.

Dreyfus Variable Investment Fund Growth and Income Portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Federated Insurance Series--advised by Federated Advisers of Pittsburgh, Pennsylvania. Federated American Leaders Fund II seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65% of its total assets (under normal circumstances) in common stocks of "blue chip" companies.

Federated Fund for U.S. Government Securities II seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

Federated Utility Fund II seeks to provide high current income and moderate capital appreciation by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities. INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado. INVESCO Trust Company is the sub-adviser for the INVESCO VIF-Equity Income Portfolio.

INVESCO VIF-Equity Income Fund is a diversified fund that seeks the highest possible current income, with the added potential for capital appreciation. The Fund normally invests at least 65% of its total assets in dividend paying common stocks. The Fund's equity investments are limited to stocks that can be easily traded in the U.S.; it may, however, invest in foreign securities in the form of American Depository Receipts. The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund may also invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment grade securities.

INVESCO VIF-High Yield Fund seeks a high level of current income. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities. INVESCO VIF-Technology Fund seeks capital appreciation and normally invests at least 80% of its total assets in equity securities of companies engaged in technology-related industries. These include, but are not limited to, communications, computers, video, electronics, oceanography, office and factory automation, and robotics. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund's investments are diversified across the technology sector. However, because the investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

Janus Aspen Series--advised by Janus Capital Corporation of Denver, Colorado.

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential. Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S.


Janus Aspen Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. The Portfolio will invest at least 80% of its assets in income-producing securities and may own an unlimited amount of high-yield/high-risk fixed income securities and these securities may be a big part of the Portfolio.


Janus Aspen International Growth Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the U.S.

Montgomery Variable Series--advised by Montgomery Asset Management, LLC of San Francisco, California.

Montgomery Variable Series: Growth Fund seeks long-term capital appreciation by investing in growth-oriented U.S. companies. The Fund may invest in U.S.
companies of any size, but invests at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion. The Fund's strategy is to identify well-managed U.S. companies whose share prices appear to be undervalued relative to the firm's growth potential. Prudential Series Fund--advised by the Prudential Insurance Company of America of Newark, New Jersey.

Prudential Series Fund Equity Class II Portfolio seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indexes. Current income, if any, is incidental.

SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.

SAFECO RST Equity Portfolio seeks growth of capital and the increased income that ordinarily follows from such growth. The Portfolio invests primarily in common stocks selected for appreciation potential. SAFECO RST Growth Opportunities Portfolio seeks growth of capital and the increased income that ordinarily follows from such growth. The Portfolio invests primarily in common stocks selected for appreciation potential.

13


Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insurance nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab  S&P 500  Portfolio  seeks to track the price  and  dividend  performance
(total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks. Scudder Variable Life Investment Fund--advised by Scudder Kemper Investments, Inc. of New York, New York.

Scudder Variable Life Investment Fund Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests principally in common stocks and preferred stocks in all sectors of the market, including companies that generate or apply new technologies, companies that own or develop natural resources, companies that may benefit from changing consumer demands and lifestyles and foreign companies.

Scudder Variable Life Investment Fund Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income. The Portfolio pursues its goal by investing primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. The Portfolio may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income.

The Strong Schafer Value Fund II--advised by Strong Schafer Capital Management, L.L.C. (SSCM) of Princeton, New Jersey

The Strong Schafer Value Fund II seeks long-term capital appreciation. Current income is a secondary objective. The Fund invests primarily in common stocks of medium- and large-size companies.

Van Kampen Life Investment Trust--advised by Van Kampen Asset Management Inc. of Oakbrook Terrace, Illinois. Van Kampen LITMorgan Stanley Real Estate Securities Portfolio seeks as a primary objective, long-term growth of capital by investing in securities of companies operating in the real estate industry, primarily equity securities of real estate investment trusts. Current income is a secondary investment objective. Meeting Investment Objectives Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Schwab Insurance & Annuity Service Center.

The Portfolios' Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts. Addition, Deletion or Substitution First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes. First GWL&A and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you re-allocate the amounts invested in the eliminated Sub-Account.

--------------------------------------------------------------------------------

14


--------------------------------------------------------------------------------
The Guarantee Period Fund

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.

Because your Contributions do not receive a unit ownership of assets accounted for in the separate account, the assets accrue solely to the benefit of First GWL&A and any gain or loss in the separate account is borne entirely by First GWL&A. You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.

When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them. Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.

Currently, Guarantee Periods with annual terms of 1 to 10 years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.


The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 15). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page 15.


Investments of the Guarantee Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

o Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government. o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.

o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.


In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities. The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws. And, the stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

15


Subsequent Guarantee Periods

Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account. No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years from the Guarantee Period maturity date, the matured value will be transferred to a 2-year Guarantee Period. Breaking a Guarantee Period If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period maturity date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first. If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, First GWL&A may declare interest rates different than those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.

The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates. The Contractual Guarantee of a Minimum Rate of Interest is based on the applicable state standard non-forfeiture law which is 3%.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund. In addition, First Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before the Guarantee Period Fund's maturity date, you:

o surrender your investment in the Guarantee Period Fund, o transfer money from the Guarantee Period Fund, o partially withdraw money from the Guarantee Period Fund, or

o apply amounts from the fund to purchase an annuity to receive payouts from your account. The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period maturity date in each of the following situations:

o Transfer to a Sub-Account offered under this Contract o Surrenders, partial withdrawals, annuitization or periodic withdrawals o A single sum payout upon death of the Owner or Annuitant

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

-------------------------------------------------------------------------------
Application and Initial Contributions

The first step to purchasing The Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000; $2,000 if an IRA; or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to First GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at First GWL&A. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

16


If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

--------------------------------------------------------------------------------
Free Look Period

During the free look period (ten days or longer where required by law), you may cancel your Contract. During the free look period, all Contributions will be processed as follows: o Amounts you specify to be allocated to one or more of the available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.
o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

During the free look period, you may change the Sub-Accounts in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Contracts returned during the free look period will be void from the date we issued the Contract and the greater of the following will be refunded: o Contributions less withdrawals and distributions, or o The Annuity Account Value.


If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at First GWL&A.


--------------------------------------------------------------------------------
Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic
Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Contribution plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance. First GWL&A reserves the right to modify the limitations set forth in this section.

--------------------------------------------------------------------------------
Annuity Account Value

Before the date annuity payouts begin, your Annuity Account Value is the sum of your Variable and Fixed Accounts established under your Contract. Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Payout Commencement Date is equal to: o net Contributions allocated to the corresponding Sub-Account, o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o minus the daily mortality and expense risk charge,
o minus reductions for the Contract Maintenance Charge deducted on the contract anniversary o minus any applicable Transfer fees and o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date. The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

17


Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

-------------------------------------------------------------------------------
Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by telephone, by sending a Request to the Annuity Adminstration Department at First GWL&A or by calling our touch-tone account and trading service. Your Request must specify:

o the amounts being Transferred,
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and o the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer. Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern time. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.


When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period maturity date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 15. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.


Possible Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time. For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer requests be made by you and not by your designee and to require that each Transfer request be made by a separate communication to us. We also reserve the right to require that each Transfer request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios. Automatic Custom Transfers Dollar Cost Averaging Dollar cost averaging allows you to make systematic Transfers from one Sub-Account to any other of the Sub-Accounts. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

18


-------------------------------------------------------------------------------
How dollar cost averaging works:

 -------- --------- -------- --------
 -------  ContributiUnits    Price
 Month              Purchasedper

                             unit

 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.     $250      10       $25.00
 -------- --------- -------- --------
 -------- --------- -------- --------
           250      12        20.83
 Feb.
 -------- --------- -------- --------
 -------- --------- -------- --------
           250      20        12.50
 Mar.
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.      250      20        12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May       250      15        16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June      250      12        20.83
 -------- --------- -------- --------
 Average   market   value  per  unit
 $18.06

 Investor's  average  cost  per unit
 $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

--------------------------------------------------------------------------------


If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the annuity. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions: o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the

    Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and rebalancer at the same time. First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

--------------------------------------------------------------------------------
How rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

[GRAPHIC OMITTED][GRAPHIC OMITTED]
Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

[GRAPHIC OMITTED][GRAPHIC OMITTED]
Rebalancer automatically reallocate your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be re-allocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

--------------------------------------------------------------------------------
You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request. One-time rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year. If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

19


On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions: o Your entire Variable Account Value must be included.

o You must specify the percentage of your Variable Account Value you'd like allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the rebalancer option at any time.

o You may not participate in dollar cost averaging and rebalancer at the same time. First GWL&A reserves the right to modify, suspend, or terminate the rebalancer option at any time.

--------------------------------------------------------------------------------
Cash Withdrawals


You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a written withdrawal request to the Annuity Administration Department at First GWL&A. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin. If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 15. Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.


The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin. o A partial withdrawal or a surrender will be effective upon the Transaction Date. o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value

    Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no withdrawal or partial withdrawal will be processed. After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals


Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant. In addition, the Internal Revenue Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding. You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%. Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 26.


If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------
Telephone Transactions

You may make Transfer requests by telephone. Telephone Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Calls completed after 4:00 p.m. Eastern time will be made on the next business day we and the NYSE are open for business, at that day's unit value. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine, such as: o requiring some form of personal identification prior to acting on instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

--------------------------------------------------------------------------------
Death Benefit

Before the date when annuity payouts begin, the Death Benefit, if any, will be equal to the greater of: o the Annuity Account Value with an MVA, if applicable, as of the date the request for payout is received, less any Premium Tax, or

o the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax. The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows: Variable Account Value o payout in a single sum, or o payout under any of the variable annuity options provided under this Contract. Fixed Account Value o payout in a single sum that may be subject to a Market Value Adjustment, or o payout under any of the annuity options provided under this Contract that may be subject to a Market Value

    Adjustment

Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment. In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations. Beneficiary You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner. If the Owner dies before the request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

21


If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that: o such annuity is distributed in substantially equal installments over the life or life expectancy of the

    Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and o such distributions begin not later than one year after the Owner's date of death. If an election is not received by First GWL&A from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death. Distribution of Death Benefit Death of Annuitant Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

--------------------------------------------------------------------------------
Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

--------------------------------------------------------------------------------

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner or the Joint Owner may elect to take the Death Benefit or to continue the Contract in force. If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant. In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. Death of Owner Who Is the Annuitant If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

22


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Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract. As more fully described below, charges under the Contract are assessed only as deductions for: o Premium Tax, if applicable, o Certain Transfers, o a Contract Maintenance Charge, and o charges against your Variable Account Value for our assumption of mortality and expense risks. Mortality and Expense Risk Charge We deduct a Mortality and Expense Risk Charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. The approximate portion of this charge attributable to mortality risks is 0.68%. The approximate portion of this charge estimated to be attributable to expense risk is 0.17%. We guarantee that this charge will never increase beyond 0.85%. The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date. The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated. If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge. The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge. Transfer Fees There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fee.

Expenses of the Portfolios

The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions is included in this Prospectus under the Variable Annuity Fee Table and Portfolio Annual Expenses on pages 7 and 8.

23


Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, the Premium Tax rate in New York for annuities is 0%. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options

During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single, lump-sum payment. You may change the Payout Commencement Date within 60 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2. Periodic Withdrawals You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect: o The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals o A minimum withdrawal amount of at least $100 o The calendar day of the month on which withdrawals will be made

o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year

Your withdrawals may be prorated across the Guarantee Period Fund (if applicable) and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise. While periodic withdrawals are being received:

o You may continue to exercise all contractual rights, except that no Contributions may be made. o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods six or more months prior to its Guarantee Period maturity date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began. o Charges and fees under the Contract continue to apply. o Maturing Guarantee Periods renew into the shortest Guarantee Period then available. Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero. o The Annuity Account Value is zero. o You request that withdrawals stop.

o You purchase an annuity option. o The Owner or the Annuitant dies.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9). Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.

24


If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.


Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2 . IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page 19. Annuity Payouts You can choose the date you'd like annuity payouts to start either when you purchase the Contract or at a later date. The date you choose must be at least one year after your initial Contribution. If you do not select a payout start date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date you selected. If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.


--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

--------------------------------------------------------------------------------


The  amount  to be  paid  out is  the  Annuity  Account  Value  on  the  Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value. Amount of First Variable Payout The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. For annuity options involving life income, the actual age and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the 5th valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

25


Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the 5th valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience. Transfers After the Variable Annuity Commencement Date Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options: Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months. Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due. Any other form of a fixed annuity acceptable to us.

------------------------------------------------------------------------------

Other restrictions

Once payouts start under the annuity payout option you select: o no changes can be made in the payout option, o no additional Contributions will be accepted under the Contract and

o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed. A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law. Under the Code, a Contract purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

-------------------------------------------------------------------------------
Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

26


--------------------------------------------------------------------------------
Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

--------------------------------------------------------------------------------
seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities

Section 72 of the Code governs taxation of annuities. You, as a "natural person" will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you currently may be subject to taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral. If the Contract is not owned by a natural person (for example, a corporation or certain trusts), you generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the stated Owner of a Contract and the beneficial Owner is a natural person. The rule also does not apply where:

o The annuity Contract is acquired by the estate of a decedent. o The Contract is held under an IRA. o The Contract is a qualified funding asset for a structured settlement.

o The Contract is purchased on behalf of an employee upon termination of a qualified plan. The following discussion generally applies to a Contract owned by a natural person. Withdrawals In the case of a withdrawal under an IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's total accrued benefit under the plan. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual. Special tax rules may be available for certain distributions from an IRA.

27


With respect to Non-Qualified Contracts, partial withdrawals, including periodic withdrawals, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payout is taxed at ordinary income tax rates. Annuity Payouts Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the investment in the Contract will be taxed. After the investment in the Contract is recovered, the full amount of any additional annuity payouts is taxable. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the annuity payouts for the term of the payouts. However, the remainder of each annuity payout is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: o Made on or after the date on which the Owner reaches age 59 1/2.

o Made as a result of death or disability of the Owner.

o   Received in  substantially  equal periodic  payouts (at least  annually) for
    your  life  (or  life   expectancy)  or  the  joint  lives  (or  joint  life
    expectancies) of you and the Beneficiary.

Other   exemptions  or  tax  penalties  may  apply  to   distributions   from  a
Non-Qualified Contract or certain distributions from an IRA. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above. o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: o If the Owner dies before the date annuity payouts start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to the rules in Section 401(a)(9) of the Code. Transfers, Assignments or Exchanges A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Annuity distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules. Individual Retirement Annuities The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" following the rules set out in the Internal Revenue Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract.

If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs. When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

-------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral. If a non-IRA Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum. A copy of any assignment must be submitted to Annuity Administration Department at First GWL&A. All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment. If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

--------------------------------------------------------------------------------
Performance Data

From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance. Money Market Yield The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return

The table on the following page illustrates standardized and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than 10 years) ended December 31, 1999. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided. o Both the standardized and non-standardized data reflect the deduction of all fees and charges under the

    Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated for periods preceding the inception date of the Sub-Account. Some of the Sub-Accounts do not have standardized performance information. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.

                                       30


                                Performance Data

                                 Standardized Performance Data                       Non-Standardized Performance Data

Sub-Account                             1 year    Since    Inception  1 Year        3 years  5 years  10 years    Since    Inception
                                                 Inception Date of                                              Inception   Date of
                                                    of     Sub-Account                                             of     Underlying
                                                 Sub-Account                                                   Underlying  Portfolio
                                                                                                                Portfolio
                                                                                                                (if less
                                                                                                                 than 10
                                                                                                                 years)
Alger American Growth                   32.54%    34.68%    5/1/97      N/A          34.37%  29.81%    21.84%      N/A      1/9/89
American Century VP International       62.67%    29.46%    5/1/97      N/A          31.16%  23.17%      N/A     18.98%     5/1/94
Baron Capital Asset: Insurance Shares    N/A      14.35%    5/3/99    34.55%          N/A      N/A       N/A     58.67%     10/1/98
Berger IPT-Small Company Growth         89.84%    40.20%   5/1//97      N/A          32.12%    N/A       N/A     25.21%     5/1/96
Deutsche Asset Management VIT EAFE(R)    N/A      20.01%    5/3/99    26.52%          N/A      N/A       N/A     16.05%     8/22/97
Equity Index (formerly the BT
Insurance Funds Trust EAFE(R)Equity
Index)
Deutsche Asset Management VIT Small      N/A      16.48%    5/3/99    19.14%          N/A      N/A       N/A      8.47%     8/25/97
Cap Index (formerly the BT Insurance
Funds Trust Small Cap Index)
Dreyfus Variable Investment Fund         N/A      2.43%     5/3/99    10.50%         21.89%  24.45%      N/A     19.03%     4/5/93
Appreciation
Dreyfus Variable Investment Fund         N/A      7.09%     5/3/99    15.89%         13.97%  23.26%      N/A     19.82%     5/2/94
Growth and Income
Federated American Leaders II           5.77%     14.58%    5/1/97      N/A          17.42%  20.86%      N/A     17.09%     2/1/94
Federated U.S. Government Securities    -1.45%    4.29%     5/1/97      N/A          4.17%    4.62%      N/A      4.35%     3/29/94
II

Federated Utility II                    0.83%     12.57%    5/1/97      N/A          12.67%  14.27%      N/A     12.40%     4/14/94
INVESCO VIF-High Yield                  8.32%     16.97%    5/1/97      N/A          8.12%   11.65%      N/A     10.36%     5/27/94
INVESCO VIF-Equity Income               13.87%    7.39%     5/1/97      N/A          18.29%  20.79%      N/A     19.34%     8/10/94
INVESCO VIF-Technology                   N/A       N/A      3/1/00    156.79%         N/A      N/A       N/A     64.13%     5/21/97
Janus Aspen Growth                      42.78%    33.30%    5/1/97      N/A          32.71%  28.73%      N/A     23.18%     9/13/93
Janus Aspen Worldwide Growth            63.07%    35.19%    5/1/97      N/A          36.17%  32.45%      N/A     28.59%     9/13/93
Janus Aspen Flexible Income              N/A      -0.45%    5/3/99     0.74%         6.49%    9.93%      N/A      7.58%     9/13/93
Janus Aspen International Growth         N/A      70.44%    5/3/99    80.73%         35.15%  32.12%      N/A     27.10%     5/2/94
Montgomery Variable Series: Growth      19.78%    -4.75%    5/1/97      N/A          15.93%    N/A       N/A     19.00%     2/9/96
Prudential Series Fund Equity Class       NA      -1.47%    5/4/99      N/A           N/A      N/A       N/A     -1.47%     5/4/99
II

SAFECO RST Equity                       8.38%     16.45%    5/1/97      N/A          18.44%  21.26%    16.36%      N/A      4/3/87
SAFECO RST Growth Opportunities          N/A      14.38%    5/3/99     4.74%         14.86%  22.64%      N/A     22.46%     1/7/93
Schwab MarketTrack Growth  II           18.62%    16.91%    5/1/97      N/A          17.98%    N/A       N/A     18.23%     11/1/96
Schwab S&P 500                          19.45%    23.48%    5/1/97      N/A          25.83%    N/A       N/A     26.29%     11/1/96
Scudder Variable Life Investment Fund    N/A      26.44%    5/3/99    34.08%         30.16%  27.36%    17.03%      N/A      7/16/85
Capital Growth
Scudder Variable Life Investment Fund    N/A      -6.37%    5/3/99     4.95%         13.00%  17.95%      N/A     16.55%     5/24/94
Growth and Income
Strong Schafer Value II                  N/A     -13.58%    5/3/99    -3.70%          N/A      N/A       N/A     -1.48%    10/10/97
Van Kampen LIT-Morgan Stanley Real      -4.22%    -4.79%   9/15/97      N/A          0.36%     N/A       N/A      9.94%     7/3/95
Estate Securities



Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future. Reports and promotional literature may also contain other information including: o the ranking of or asset allocation/investment strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.


o


We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts. We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts

Charles Schwab & Co., Inc. (Schwab) is the principal underwriter and distributor of the Contracts. Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 101 Montgomery, San Francisco, California 94104, telephone 800-838-0649. Certain administrative services are provided by Schwab to assist First GWL&A in processing the Contracts. These services are described in written agreements between Schwab and First GWL&A. First GWL&A has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

-------------------------------------------------------------------------------
Selected Financial Data

The following is a summary of certain financial data of First GWL&A. This summary has been derived in part from, and should be read in conjunction with, the consolidated financial statements of First GWL&A included herein (Financial Statements and Supplementary Data).





                                                                               For the Period
                                                                                from April 4,
                                                                                    1997
                                                                                 (inception)
                                                                                   through

       (Dollars in Thousands)             For the years ended December 31,       December 31
                                         -----------------------------------
                                              1999                1998              1997
                                         ----------------    ---------------   ----------------
       INCOME STATEMENT DATA
       Premium and fee income         $         9,836     $            78    $           21
       Net investment income                    6,278               3,367               243
       Realized investment gains                   (6)                 74
                                         ----------------    ---------------   ----------------
                                         ----------------    ---------------   ----------------
       Total Revenues                          16,108               3,519               264
                                         ----------------    ---------------   ----------------
                                         ----------------    ---------------   ----------------

       Total benefits and expenses             14,444               2,124               213
       Income tax expense                         641                 603                18
                                         ----------------    ---------------   ----------------
       Net Income                     $         1,023     $           792    $           33
                                         ================    ===============   ================

       BALANCE SHEET DATA
          Investment assets           $       112,799     $        80,353    $        5,381
          Separate account assets              39,881              23,836             9,045
          Total assets                        171,710             107,095            16,154
          Total policyholder                   98,421              64,445                84
       liabilities

          Total stockholder's equity           30,614              16,642             6,538



Management's Discussion and Analysis of Financial Condition and Results of Operations The Company


First Great-West Life & Annuity Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of New York in 1996. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West Life"), a Canadian life insurance company. Great-West Life is a subsidiary of Great-West Lifeco Inc. ("Great-West Lifeco"), a Canadian holding company. Great-West Lifeco is a subsidiary of Power Financial Corporation ("Power Financial"), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada ("Power Corporation"), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation.


Shares of Great-West Lifeco, Power Financial and Power Corporation are traded publicly in Canada. The Company is authorized to engage in the sale of life insurance, annuities, and accident and health insurance. The Company became licensed to do business in New York and Iowa in 1997. The Company operates in the following two business segments:

        oEmployee Benefits - group life and health products

        Financial Services - savings products for both public and non-profit employers and individuals (including 401, 403(b), 408 and 457 plans), and life insurance products for individuals and


businesses.o

The following discussion contains forward-looking statements. Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results or other developments. In particular, statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future or projected levels of sales of the Company's products, investment spreads or yields, or the earnings or profitability of the Company's activities. Forward-looking statements are necessarily based upon estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which, with respect to future business decisions, are subject to change. These uncertainties and contingencies can affect actual results and could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable events or developments, some of which may be national in scope, such as general economic conditions and interest rates, some of which may be related to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation, and others of which may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio, and other factors. Readers are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the Securities and Exchange Commission.

Management's discussion and analysis of financial condition and results of operations of the Company for the years ended 1999 and 1998 follows.

COMPANY RESULTS OF OPERATIONS

Consolidated Results

The Company's consolidated net income increased $231 thousand in 1999 when compared to the year ended December 31, 1998, reflecting net income in the Employee Benefits segment during 1999, offset by a decrease in the Financial Services segment. The Employee Benefits segment contributed $446 thousand to the improved consolidated results compared to the Financial Services segment, which recorded a $215 thousand decrease. Of total consolidated net income in 1999 and 1998, the Employee Benefits segment contributed 44% and 0%, respectively, while the Financial Services segment contributed 56% and 100%, respectively. The Employee Benefits segment began operations in 1999 by entering into an assumption reinsurance agreement on December 1, 1999 with AH&L NY to acquire a block of life and health insurance premium. The subsequent operations resulting from this agreement resulted in net income of $446 thousand being recorded in 1999. The Financial Services net income decreased in 1999 primarily due to realized losses on fixed maturities in 1999 of $6 thousand compared to realized gains in 1998 of $74 thousand and a strengthening of BOLI reserves by $300 thousand.

The Company's consolidated net income increased $759 thousand in 1998 when compared to the year ended December 31, 1997. During 1998 the Company received approval from the New York Department of Insurance to market its BOLI product. The growth in net income in 1998 was primarily due to higher investment income resulting from BOLI sales as well as a capital infusion from GWL&A of $8.6 million in December 1998. The Company's operations during the period April 4, 1997 (inception) to December 31, 1997 were focused on obtaining a New York insurance license (which occurred May 1997), and preliminary marketing activities. In 1999 total revenues increased $12.6 million to $16.1 million when compared to the year ended December 31, 1998. The growth in revenues in 1999 was comprised of increased premium and fee income of $9.8 million, increased net investment income of $2.9 million and decreased realized gain on investments of $0.1 million. In 1998 total revenues increased $3.2 million to $3.5 million when compared to the year ended December 31, 1997. The growth in revenues in 1998 was comprised of increased net investment income of $3.1 million and increased realized gains on investments of $0.1 million.

The increased premium and fee income in 1999 was comprised of growth in Employee Benefits and Financial Services premium and fee income of $9.6 million and $0.2 million, respectively. Net investment income grew to $6.3 million and $3.4 million in 1999 and 1998, respectively, from $243 thousand in 1997, primarily due to BOLI sales as well as capital infusions from GWL&A of $16 million and $8.6 million in 1999 and 1998, respectively. The growth in both years was in the Financial Services segment. Realized investment income from fixed maturities decreased from a realized investment gain of $74 thousand in 1998 to a realized investment loss of $6 thousand in 1999. There were no realized investment gains in 1997. The increase in interest rates in 1999 contributed to fixed maturity losses, while the decrease in interest rates in 1998 resulted in gains on sales of fixed maturities.

Total benefits and expenses increased $12.3 million in 1999 when compared to the year ended December 31, 1998. The Employee Benefits segments contributed $8.9 million of the increase in 1999 compared to the Financial Services segment, which contributed $3.4 million. The increase in total benefits and expenses was $1.9 million in 1998. The increase in Employee Benefits in 1999 reflects the impact of operating in a new segment. The increase in Financial Services in both years related to higher interest credits on BOLI account balances and increased operating expenses associated with growth in the Company's business.

Income tax expense increased $38 thousand in 1999 when compared to the year ended December 31, 1998. Income tax expense increased $585 thousand in 1998 when compared to the year ended December 31, 1997. The increase in income tax expense in 1999 reflected higher net earnings. The increase in income tax expense from 1997 to 1998 reflected higher earnings in 1998 as well as state income taxes. The Company's effective tax rate was 38.5% in 1999 compared to 43.2% in 1998, due to lower state income taxes in 1999. The Company's effective tax rate was 43.2% in 1998 compared to 35% in 1997, due to the inclusion of state income taxes in 1998. In evaluating its results of operations, the Company also considers net changes in deposits received for investment-type contracts and deposits to separate accounts.


  Deposits for investment-type contracts decreased $42.5 million in 1999 when compared to the year ended December 31, 1998, primarily due to BOLI deposits of $62.5 million in 1998 compared to $20.0 million in 1999. Deposits for investment-type contracts increased $62.4 million in 1998 when compared to the year ended December 31, 1997, which represents the BOLI deposits of $62.5 million in 1998. BOLI sales are single premium and very large in nature, and therefore, can vary from year to year. Deposits for separate accounts decreased $3.4 million in 1999 when compared to the year ended December 31, 1998. Deposits for separate accounts increased $3.7 million in 1998 when compared to the year ended December 31, 1997.


Other Matters

On October 6, 1999, GWL&A entered into an agreement with Allmerica Financial Corporation ("Allmerica") to acquire Allmerica's group life and health insurance business on March 1, 2000. The Allmerica policies resident in the State of New York are expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price is based on a percentage of the premium and administrative fees in force at March 1, 2000 and March 1, 2001.

EMPLOYEE BENEFITS RESULTS OF OPERATIONS

As discussed above, on December 1, 1999, the Employee Benefits segment entered into a reinsurance transaction with AH&L NY. The results below reflect the operations for the Employee Benefits segment:







                                                                               For the Period
                                                                                From April 4,
                                                                                    1997
                                                                                 (inception)
                                                                                   through

       (Thousands)                        For the years ended December 31,       December 31
                                         -----------------------------------
                                              1999                1998              1997
                                         ----------------    ---------------   ----------------
       INCOME STATEMENT DATA
       Premium and fee income         $         9,625     $                  $
       Net investment income
       Realized investment gains

                                         ----------------    ---------------   ----------------
                                         ----------------    ---------------   ----------------
       Total Revenues                           9,625
                                         ----------------    ---------------   ----------------
                                         ----------------    ---------------   ----------------

       Policyholder benefits                    8,378
       Operating expenses                         506
                                         ----------------    ---------------   ----------------
       Total benefits and expenses              8,884
                                         ----------------    ---------------   ----------------
       Income from operations                     741
       Income tax expense                         295
                                         ----------------    ---------------   ----------------
       Net Income                     $           446     $                  $
                                         ================    ===============   ================





In 2000, the Company will build upon the acquisition of the AH&L NY business though new sales and the addition of the Allmerica group life and health business beginning

March 1, 2000. The Company also intends to market 401(k) savings plans to customers to complete the overall product offering in the Employee Benefits segment.






                                       35


FINANCIAL SERVICES RESULTS OF OPERATIONS

The following is a summary of certain financial data of the Financial Services segment:





(Thousands)                                   Years Ended December 31,
                                      -----------------------------------------
INCOME STATEMENT                         1999            1998          1997
                                      ------------    -----------   -----------
DATA

 Premium and fee income             $      211    $         78   $        21
 Net investment income                   6,278           3,367           243
 Realized investment gains (losses)         (6)             74
                                      ------------    -----------   -----------
 Total Revenues                          6,483           3,519           264

 Policyholder benefits                   4,600           1,737             0
 Operating expenses                        960             387           213
                                      ------------    -----------   -----------
 Total benefits and expenses             5,560           2,124           213
                                      ------------    -----------   -----------
 Income from operations                    923           1,395            51
 Income tax expense                        346             603            18
                                      ------------    -----------   -----------
 Net Income                         $      577    $        792   $        33
                                      ============    ===========   ===========

 Deposits for investment-type
   Contracts                        $   20,000    $     62,528   $        84
 Deposits to separate accounts           9,389          12,776         9,121


During 1999, the Financial Services segment experienced increased net investment income and increased total benefits and expenses. Net income for Financial Services decreased $215 thousand in 1999 and increased $759 thousand in 1998. The decrease in 1999 was due primarily to higher benefits related to BOLI products and realized losses on fixed maturities in 1999 compared to realized gains in 1998. The improvement in earnings in 1998 reflected higher earnings from an increased asset base, an increase in investment margins, and larger realized gains on fixed maturities.

Premium and fee income increased $133 thousand in 1999 compared to an increase of $57 thousand in 1998. The increase in 1999 was driven by higher fee income related to growth in the separate accounts. Deposits for investment type contracts included BOLI deposits of $20.0 million in 1999 compared to $62.5 million in 1998. The large BOLI deposits in the prior year were attributable to one large transaction of $50.0 million. The nature of this type of product leads to large fluctuations from year to year. Deposits for separate accounts decreased $3.4 million in 1999 to $9.4 million. In 1998 the deposits for separate accounts increased $3.7 million to $12.8 million. The separate account assets have increased by $16.0 million and $14.8 million in 1999 and 1998, respectively, due to the strength of the equity markets in the United States and new deposits.

Net investment income increased $2.9 million in 1999 compared to $3.1 million in 1998 primarily due to BOLI sales as well as capital infusions from GWL&A of $16 million and $8.6 million in 1999 and 1998, respectively. Total benefits and expenses increased $3.4 million in 1999 compared to $1.9 million in 1998 primarily due to higher interest credits on BOLI balances and increased operating expenses.


In 2000, the Company will focus on improving its Internet capability in the annuity markets. INVESTMENTS The Company's primary investment objective is to acquire assets whose durations and cash flows reflect the characteristics of the Company's liabilities, while meeting industry, size, issuer and geographic diversification standards. Formal liquidity and credit quality parameters have also been established. The Company follows rigorous procedures to control interest rate risk and observes strict asset and liability matching guidelines. These guidelines are designed to ensure that even in changing interest rate environments, the Company's assets will always be able to meet the cash flow and income requirements of its liabilities. Through dynamic modeling, using state-of-the-art software to analyze the effects of a wide range of possible market changes upon investments and policyholder benefits, the Company ensures that its investment portfolio is appropriately structured to fulfill financial obligations to its policyholders.

A summary of the Company's general account invested assets follows:


(Dollars in Thousands)                                      1999               1998
                                                       ----------------   ---------------

Fixed maturities, available for sale, at fair value $         74,149   $         65,154
Fixed maturities, held-to-maturity, at amortized           37,050             14,500
cost

Short-term investments                                      1,600                699
                                                       ----------------   ---------------
   Total invested assets                            $       112,799    $         80,353
                                                       ================   ===============

Fixed maturity investments include public and privately placed corporate bonds government bonds and mortgage-backed and asset-backed securities. Private placement investments, which are primarily in the held-to-maturity category, are generally less marketable than publicly traded assets, yet they typically offer covenant protection which allows the Company, if necessary, to take appropriate action to protect its investment. The Company believes that the cost of the additional monitoring and analysis required by private placements is more than offset by their enhanced yield. One of the Company's primary objectives is to ensure that its fixed maturity portfolio is maintained at a high average quality, so as to limit credit risk. If not externally rated, the securities are rated by the Company on a basis intended to be similar to that of the rating agencies.


The distribution of the fixed maturity portfolio (both available-for-sale and held-to-maturity) by credit rating is summarized as:

Credit Rating                        1998             1998
-------------
                                 --------------  ---------------
AAA                                  57.4%           62.7%
AA                                    11.2             6.5
A                                     10.1            13.1
BBB                                   21.3            17.7
                                 --------------  ---------------
TOTAL                                100.0%          100.0%
                                 ==============  ===============

LIQUIDITY AND CAPITAL RESOURCES

The Company's operations have liquidity requirements that are dependent upon the principal product lines currently offered. Life insurance and pension plan reserves are primarily long-term liabilities. Life insurance and pension plan reserve requirements are usually stable and predictable, and are supported by long-term, fixed income investments.

Generally, the Company has met its operating requirements by maintaining appropriate levels of liquidity in its investment portfolio. Liquidity for the Company is strong, as evidenced by significant amounts of short-term investments and cash, which totaled $7.0 million and $1.4 million as of December 31, 1999 and December 31, 1998, respectively.

As discussed above, the Company and GWL&A have an agreement whereby GWL&A has undertaken to provide the Company with certain financial support related to maintaining required statutory surplus and liquidity.

REGULATION

Insurance Regulation

The Company must comply with the insurance laws of New York and Iowa. These laws govern the admittance of assets, premium rating methodology, policy forms, establishing reserve requirements and solvency standards, maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values and the type, amounts and valuation of investments permitted.

The Company's operations and accounts are subject to examination by the New York Insurance Department at specified intervals. New York has substantially adopted into law the National Association of Insurance Commissioners' risk-based capital rules and other financial ratios for life insurance companies. Based on the Company's December 31, 1999 statutory financial reports, the Company has risk-based capital well in excess of that required; however, the Company did fall outside the usual range of some of the ratios due to the start-up nature of its operations.

Insurance Holding Company Regulations

The Company is subject to and complies with insurance holding company regulations in New York. These regulations contain certain restrictions and reporting requirements for transactions between an insurer and its affiliates, including the payments of dividends. They also regulate changes in control of an insurance company.

Securities Law

The Company is subject to various levels of regulation under federal securities laws. The Company's separate accounts and annuity products are registered under the Investment Company Act of 1940 and the Securities Act of 1933.

Potential Legislation

United States legislation and administrative developments in various areas, including pension regulation, financial services regulation, health care legislation and the insurance industry could significantly and adversely affect the Company in the future. Congress has from time to time considered legislation relating to health care reform and managed care issues (including patients' rights, privacy of medical records and managed care plan or enterprise liability), changes in the deferral of taxation on the accretion of value within certain annuities and life insurance products, changes in regulation for the Employee Retirement Income Security Act of 1974, as amended, and changes as to the availability of Section 401(k) for individual retirement accounts.

It is not possible to predict whether future legislation or regulation adversely affecting the business of the Company will be enacted and, if enacted, the extent to which such legislation or regulation will have an effect on the Company and its competitors.

RATINGS

The Company is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies on the financial strength of the Company and its ability to meet the obligations of its insurance policies. The ratings take into account an agreement whereby GWL&A has undertaken to provide the Company with certain financial support related to maintaining required statutory surplus and liquidity.




Rating Agency                          Measurement                       Rating
------------------------------------   ------------------------------    --------------

A.M. Best Company                      Financial Condition and           AA+    *
                                       Operating Performance

Duff & Phelps Corporation              Claims Paying Ability             AAA    *

Standard & Poor's Corporation          Financial Strength                AA      **

Moody's Investors Service              Financial Strength                Aa3    ***


*     Highest ratings available.
** Third highest rating out of 21 rating categories. *** Fourth highest rating out of 21 rating categories.

Miscellaneous

Significant BOLI deposits were received during 1999. Although the Company's BOLI business is comprised of a few customers, which account for the majority of the total deposits, the BOLI contracts allow for no more than 20% surrenders in any given year.

The Company and GWL&A have an  administration  services  agreement whereby GWL&A
administers,   distributes,   and  underwrites  business  for  the  Company  and
administers the Company's investment portfolio.

Directors and Executives Officers of the Registrant

Following is information concerning First GWL&A's directors and executive officers, together with their principal occupation for the past five years. Unless otherwise indicated all of the directors and executive officers have been engaged for not less than five years in their present principal occupations or in another executive capacity with the companies or firms identified.

Directors are elected annually to serve until the following annual meeting of shareholders. The appointments of executive officers are confirmed annually.




             Director                    Served as                 Principal Occupation(s) For
                                       Director From                     Last Five Years

Marcia D. Alazraki                         1996         Partner,  Kalkines,  Arky, Zall & Bernstein LLP (a
                                                        law  firm)   since   January,   1998;   previously
                                                        Counsel, Simpson Thacher & Bartlett (a law firm)
James Balog (1)                            1997         Company Director
James W. Burns, O.C.                       1997         Chairman  of  the  Boards  of  Great-West  Lifeco,
                                                        Great-West  Life,  London Insurance Group Inc. and
                                                        London Life Insurance  Company;  Deputy  Chairman,
                                                        Power Corporation
Paul Desmarais, Jr.                        1997         Chairman and  Co-Chief  Executive  Officer,  Power
                                                        Corporation; Chairman, Power Financial
Robert Gratton                             1997         Chairman  of the  Board of  GWL&A,  President  and
                                                        Chief Executive Officer, Power Financial

N. Berne Hart (1)                          1997         Company Director
Stuart Z. Katz                             1997         Partner,  Fried, Frank, Harris, Shriver & Jacobson
                                                        (a law firm)
William T. McCallum                        1997         Chairman,  President and Chief  Executive  Officer
                                                        of First  GWL&A,  President  and  Chief  Executive
                                                        Officer,  GWL&A,  President  and  Chief  Executive
                                                        Officer, United States Operations, Great-West Life
Brian E. Walsh (1)                         1997         Co-Founder and Managing  Partner,  Veritas Capital
                                                        Management,   LLC  (a  merchant  banking  company)
                                                        since September 1997; previously Partner,  Trinity
                                                        L.P. (an  investment  company)  from January 1996;
                                                        previously  Managing Director and Co-Head,  Global
                                                        Investment   Bank,   Bankers   Trust  Company  (an
                                                        investment/commercial bank)
(1) Member of the Audit Committee

The following lists directorships held by the directors of First GWL&A, on companies whose securities are traded publicly in the United States or that are investment companies registered under the Investment Company Act of 1940.

J. Balog          Transatlantic Holdings
                  Phoenix Investment Partners

P. Desmarais, Jr. Rhodia S.A.


Executive Officers

     Executive Officer        Served as Executive         Principal Occupation(s) For

                          Officer From Last Five Years

William T. McCallum                  1997          Chairman, President and Chief Executive
Chairman, President and                            Officer of First GWL&A, President and
Chief Executive Officer                            Chief Executive Officer, GWL&A,
                                                   President and Chief Executive Officer,
                                                   United States Operations, Great-West Life
Mitchell T.G. Graye                  1997          Executive Vice President and Chief
Executive Vice President                           Financial Officer of First GWL&A and
and Chief Financial Officer                        GWL&A, Executive Vice President and
                                                   Chief Financial Officer, United States,
                                                   Great-West Life
James D. Motz                        1997          Executive Vice President, Employee
Executive Vice President,                          Benefits of First GWL&A, GWL&A and
Employee Benefits                                  Great-West Life
Douglas L. Wooden                    1997          Executive Vice President, Financial
Executive Vice President,                          Services of the Company, GWL&A and
Financial Services                                 Great-West Life
John T. Hughes                       1997          Senior Vice President, Chief Investment
Senior Vice President,                             Officer of the Company and GWL&A, Senior
Chief Investment Officer                           Vice President, Chief Investment
                                                   Officer, United States, Great-West Life


D. Craig Lennox                      1997          Senior Vice President, General Counsel
Senior Vice President,                             and Secretary of the Company and GWL&A,
General Counsel and                                Senior Vice President and Chief U.S.
Secretary                                          Legal Officer, Great-West Life
Steve H. Miller                      1997          Senior Vice President, Employee Benefits
Senior Vice President,                             Sales of the Company, GWL&A and
Employee Benefits Sales                            Great-West Life


Martin Rosenbaum                     1997          Senior Vice President, Employee Benefits
Senior Vice President,                             of the Company, GWL&A and Great-West Life
Employee Benefits

Gregory E. Seller                    1997          Senior Vice President, Government
Senior Vice President,                             Markets of the Company, GWL&A and
Government Markets                                 Great-West Life

Robert K. Shaw                       1997          Senior Vice President, Individual
Senior Vice President,                             Markets of the Company, GWL&A and
Individual Markets                                 Great-West Life


Executive Compensation

The executive officers of First GWL&A are not compensated for their services to First GWL&A. They are compensated as executive officers of GWL&A. Compensation of Directors For each director of First GWL&A who is not also a director of GWL&A, Great-West Life or Great-West Lifeco, First GWL&A pays an annual fee of $10,000. For each director of First GWL&A who is also a director of GWL&A, Great-West Life or Great-West Lifeco, First GWL&A pays an annual fee of $5,000. First GWL&A pays each director a meeting fee of $1,000 for each meeting of the Board of Directors or a committee thereof attended. In addition, all directors are reimbursed for incidental expenses. The above amounts are paid in the currency of the country of residence of the director.

Security Ownership of Certain Beneficial Owners

Set forth below is certain information, as of March 1, 2000, concerning beneficial ownership of the voting securities of First GWL&A by entities and persons who beneficially own more than 5% of the voting securities of First GWL&A. The determinations of "beneficial ownership" of voting securities are based upon Rule 13d-3 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). This rule provides that securities will be deemed to be "beneficially owned" where a person has, either solely or in conjunction with others, (1) the power to vote or to direct the voting of securities and/or the power to dispose or to direct the disposition of, the securities or (2) the right to acquire any such power within 60 days after the date such "beneficial ownership" is determined.

(1) 100% of First GWL&A's 2,500 outstanding common shares are owned by Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Englewood, Colorado 80111. (2) 100% of the outstanding common shares of Great-West Life & Annuity Insurance Company's are owned by GWL&A Financial Inc., 8515 East Orchard Road, Englewood, Colorado 80111. (3) 100% of the outstanding common shares of GWL&A Financial Inc. are owned by GWL&A Financial (Nova Scotia) Co., Suite 800, 1959 Upper Water Street, Halifax, Nova Scotia, Canada B3J 2X2. (4) 100% of the outstanding common shares of GWL&A Financial (Nova Scotia) Co. are owned by The Great-West Life Assurance Company, 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5. (5) 100% of the outstanding common shares of The Great-West Life Assurance Company are owned by Great-West Lifeco Inc., 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5. (6) 81.2% of the outstanding common shares of Great-West Lifeco Inc. are controlled by Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3. (7) 67.4% of the outstanding common shares of Power Financial Corporation are owned by 171263 Canada Inc., 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3. (8) 100% of the outstanding common shares of 171263 Canada Inc. are owned by 2795957 Canada Inc., 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3. (9) 100% of the outstanding common shares of 2795957 Canada Inc. are owned by Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3. (10) Mr. Paul Desmarais, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. As a result of the chain of ownership described in paragraphs (1) through (10) above, each of the entities and persons listed in paragraphs (1) through (10) would be considered under Rule 13d-3 of the Exchange Act to be a "beneficial owner" of 100% of the outstanding voting securities of the Company.

Security Ownership of Management

The following table sets out the number of equity securities, and exercisable options (including options which will become exercisable within 60 days) for equity securities, of First GWL&A or any of its parents or subsidiaries, beneficially owned, as of March 1, 2000, by (i) the directors of the Company; and (ii) the directors and executive officers of First GWL&A as a group.

---------------------- -------------------- ------------------ -----------------
                       Great-West Lifeco    Power Financial    Power Corporation
                       Inc.                 Corporation        of Canada
---------------------- -------------------- ------------------ -----------------
---------------------- ---------------------------------------------------------

Directors              (1)                  (2)                (3)


---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
M.D. Alazraki          -                    -                  -
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
J. Balog               -                    -                  -
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
J. W. Burns            153,659              8,000              400,640
                                                               200,000 options
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
P. Desmarais, Jr.      43,659               -                  1,448,000
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
R. Gratton             330,000              310,000            5,000
                                            5,280,000 options  300,000 options
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
N.B. Hart              -                    -                  -
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
S.Z. Katz              -                    -                  -
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
W.T. McCallum          82,800               80,000             -
                       360,000 options
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
B.E. Walsh             -                    -                  -
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------

Directors and
Executive Officers
as a Group

---------------------- ---------------------------------------------------------
---------------------- -------------------- ------------------ -----------------
                       725,549              628,000            1,853,640
                       896,800 options      5,526,000 options  500,000 options
---------------------- -------------------- ------------------ -----------------

(1) All holdings are common shares, or where indicated, exercisable options for common shares, of Great-West Lifeco Inc.

(2) All holdings are common shares, or where indicated, exercisable options for common shares, of Power Financial Corporation.

(3)     All  holdings  are  subordinate   voting  shares,  or  where  indicated,
        exercisable options for subordinate voting shares, of Power Corporation of Canada.

The number of common shares and exercisable options for common shares of Power Financial Corporation held by R. Gratton represents 1.6% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding. The number of common shares and exercisable options for common shares of Power Financial Corporation held by the directors and executive officers as a group represents 1.7% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding. The number of subordinate voting shares and exercisable options for subordinate voting shares of Power Corporation of Canada held by the directors and executive officers as a group represents 1.0 % of the total number of subordinate voting shares and exercisable options for subordinate voting shares of Power Corporation of Canada outstanding. None of the remaining holdings set out above exceed 1% of the total number of shares and exercisable options for shares of the class outstanding.

Certain Relationships and Related
Transactions

M.D. Alazraki, a director of the Company, is an attorney with a law firm which provided legal services to the Company. In 1999, the amount of such services was
approximately                                                          $115,088.
--------------------------------------------------------------------------------
Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in First GWL&A.

--------------------------------------------------------------------------------

Rights Reserved by First Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include: o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account.

o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a valuation date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

--------------------------------------------------------------------------------
Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. And, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.

--------------------------------------------------------------------------------
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

--------------------------------------------------------------------------------
Experts

The financial statements included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
Available Information

We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information. You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

                        Annuity Administration Department

                                 P.O. Box 173920
                           Denver, Colorado 80217-3920

                                 1-800-838-0649

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account.

 You can also review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as: o general information o information about First Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series

    Account

o the calculation of annuity payouts o postponement of payouts o services o withholding o calculation of performance data

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Appendix A--Condensed Financial Information


                         Selected data for accumulation units
                   Outstanding through each period ending 12/31/99


                    Sub-Account                         1999               1998              1997
---------------------------------------------------- ------------------ ----------------- ----------------
Alger American Growth

Value at beginning of period                                   $16.70      $11.37            $10.00
Value at end of period                                  $22.15             $16.70            $11.37
Number of accumulation units outstanding at end of      230,184.38         157,992.77        31,803.04
period

---------------------------------------------------- ------------------ ----------------- ----------------
American Century VP International

Value at beginning of period                            $12.25             $10.40            $10.00
Value at end of period                                  $19.93             $12.25            $10.40
Number of accumulation units outstanding at end of      38,390.73          14,930.27         4,712.98
period

---------------------------------------------------- ------------------ ----------------- ----------------
Baron Capital Asset

Value at beginning of period                            $10.00
Value at end of period                                  $11.43
Number of accumulation units outstanding at end of      31,570.23
period

---------------------------------------------------- ------------------ ----------------- ----------------
Berger IPT-Small Company Growth

Value at beginning of period                            $12.99             $12.86            $10.00
Value at end of period                                  $24.65             $12.99            $12.86
Number of accumulation units outstanding at end of      83,554.33          38,814.23         17,749.02
period

---------------------------------------------------- ------------------ ----------------- ----------------
Deutsche Asset Management VIT EAFE(R)Equity Index
(formerly the BT Insurance Funds Trust EAFE(R)
Equity Index)

Value at beginning of period                            $10.00
Value at end of period                                  $12.00
Number of accumulation units outstanding at end of      202.32
period

---------------------------------------------------- ------------------ ----------------- ----------------
Deutsche Asset Management Small Cap Index
(formerly the BT Insurance Funds Trust Small Cap
Index
Value at beginning of period                            $10.00
Value at end of period                                  $11.65
Number of accumulation units outstanding at end of      2,509.50
period

---------------------------------------------------- ------------------ ----------------- ----------------
Dreyfus Variable Investment Fund Appreciation
Value at beginning of period                            $10.00
Value at end of period                                  $10.24
Number of accumulation units outstanding at end of      36,666.42
period
---------------------------------------------------- ------------------ ----------------- ----------------
Dreyfus Variable Investment Fund Growth and Income
Value at beginning of period                            $10.00
Value at end of period                                  $10.71
Number of accumulation units outstanding at end of      29,116.61
period
---------------------------------------------------- ------------------ ----------------- ----------------
Federated American Leaders II

Value at beginning of period                            $13.60             $11.66            $10.00
Value at end of period                                  $14.39             $13.60            $11.66
Number of accumulation units outstanding at end of      $123,305.45        120,058.09        67,881.72
period

---------------------------------------------------- ------------------ ----------------- ----------------
Federated Utility II

Value at beginning of period                            $13.61             $12.05            $10.00
Value at end of period                                  $13.72             $13.61            $12.05
Number of accumulation units outstanding at end of      3,821.33           20,842.24         309.83
period


                      Selected data for accumulation units

                 Outstanding through each period ending 12/31/99


---------------------------------------------------- ------------------ ----------------- ----------------
Federated U.S. Government Securities II

Value at beginning of period                            $11.36             $10.64            $10.00
Value at end of period                                  $11.19             $11.36            $10.64
Number of accumulation units outstanding at end of      66,641.48          88,762.96         32,658.92
period

---------------------------------------------------- ------------------ ----------------- ----------------
INVESCO VIF - High Yield

Value at beginning of period                            $11.18             $11.11            $10.00
Value at end of period                                  $12.10             $11.18            $11.11
Number of accumulation units outstanding at end of      146,273.87         118,241.11        58,930.91
period

---------------------------------------------------- ------------------ ----------------- ----------------
INVESCO VIF - Equity Income

Value at beginning of period                            $13.35             $11.68            $10.00
Value at end of period                                  $15.20             $13.35            $11.68
Number of accumulation units outstanding at end of      136,557.41         127,823.11        66,563.10
period

---------------------------------------------------- ------------------ ----------------- ----------------
Janus Aspen Series Growth

Value at beginning of period                            $15.09             $11.22            $10.00
Value at end of period                                  $21.55             $15.09            $11.22
Number of accumulation units outstanding at end of      235,562.17         146,172.46        42,289.81
period

---------------------------------------------------- ------------------ ----------------- ----------------
Janus Aspen Series Flexible Income

Value at beginning of period                            $10.00
Value at end of period                                  $9.96
Number of accumulation units outstanding at end of      8,047.56
period

---------------------------------------------------- ------------------ ----------------- ----------------
Janus Aspen Series International Growth

Value at beginning of period                            $10.00
Value at end of period                                  $17.04
Number of accumulation units outstanding at end of      43,282.60
period

---------------------------------------------------- ------------------ ----------------- ----------------
Janus Aspen Series Worldwide Growth

Value at beginning of period                            $13.72             $10.73            $10.00
Value at end of period                                  $22.37             $13.72            $10.73
Number of accumulation units outstanding at end of      234,428.34         179,884.07        87,156.01
period

---------------------------------------------------- ------------------ ----------------- ----------------
Montgomery Variable Series: Growth

Value at beginning of period                            $11.95             $11.71            $10.00
Value at end of period                                  $14.31             $11.95            $11.71
Number of accumulation units outstanding at end of      16,395.18          29,364.46         20,245.76
period

---------------------------------------------------- ------------------ ----------------- ----------------
Prudential Series Fund Equity Class II

Value at beginning of period                            $10.00
Value at end of period                                  $9.85
Number of accumulation units outstanding at end of      0.00
period

---------------------------------------------------- ------------------ ----------------- ----------------
SAFECO RST Equity

Value at beginning of period                            $13.86             $11.19            $10.00
Value at end of period                                  $15.02             $13.86            $11.19
Number of accumulation units outstanding at end of      77,731.57          81,951.27         33,470.59
period

---------------------------------------------------- ------------------ ----------------- ----------------
SAFECO RST Growth Opportunities

Value at beginning of period                            $10.00
Value at end of period                                  $11.44
Number of accumulation units outstanding at end of      19,507.00
period

---------------------------------------------------- ------------------ ----------------- ----------------
Schwab MarketTrack Growth II

Value at beginning of period                            $12.80             $11.42            $10.00
Value at end of period                                  $15.18             $12.80            $11.42
Number of accumulation units outstanding at end of      42,025.42          46,662.83         17,849.53
period

                      Selected data for accumulation units

                 Outstanding through each period ending 12/31/99


---------------------------------------------------- ------------------ ----------------- ----------------
Schwab Money Market

Value at beginning of period                            $10.69             $10.27            $10.00
Value at end of period                                  $11.11             $10.69            $10.27
Number of accumulation units outstanding at end of      408,367.17         241,333.04        168,197.49
period

---------------------------------------------------- ------------------ ----------------- ----------------
Schwab S&P 500

Value at beginning of period                            $14.71             $11.58            $10.00
Value at end of period                                  $17.57             $14.71            $11.58
Number of accumulation units outstanding at end of      270,917.40         221,962.56        73,884.33
period

---------------------------------------------------- ------------------ ----------------- ----------------
Scudder Variable Life Investment Fund Capital
Growth

Value at beginning of period                            $10.00
Value at end of period                                  $12.64
Number of accumulation units outstanding at end of      8,180.65
period

---------------------------------------------------- ------------------ ----------------- ----------------
Scudder Variable Life Investment Fund Growth and
Income
Value at beginning of period                            $10.00
Value at end of period                                  $9.36
Number of accumulation units outstanding at end of      863.61
period
---------------------------------------------------- ------------------ ----------------- ----------------
Strong Schafer Value Fund II

Value at beginning of period                            $10.00
Value at end of period                                  $8.64
Number of accumulation units outstanding at end of      9,666.14
period

---------------------------------------------------- ------------------ ----------------- ----------------
Van Kampen Life Investment Trust Morgan Stanley
Real Estate Securities

Value at beginning of period                            $9.33              $10.56            $10.00
Value at end of period                                  $8.94              $ 9.33            $10.56
Number of accumulation units outstanding at end of      5,789.35           4,699.89          273.65
period

---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------















-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Appendix B--Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the $25,000 on amount requested plus the Market Value Adjustment (MVA). The MVA is calculated by November 1, 1996 multiplying the amount requested by the Market Value Adjustment Factor (MVAF). The MVA formula The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The Market Value Adjustment Factor is:


MVAF = {[(1 + i)/(1 + j)] N/12} - 1 Where:


o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.


o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and


o N is the number of complete months remaining until maturity.


If N is less than 6, the MVA will equal 0.


Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example #1--Increasing Interest Rates


--------------------------------------------------------------------------------
Deposit

------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
-------------------- -------------------------------

j                    7.00%

-------------------- -------------------------------
-------------------- -------------------------------
Amount surrendered   $10,000
-------------------- -------------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------


MVAF   = {[(1 + i)/(1 + j)]N/12} - 1 =  {[1.0615/1.07]65/12} - 1 = .957718 - 1 =
       -.042282

MVA    = (amount  Transferred  or  surrendered) x MVAF = $10,000 x - .042282 = -
       $422.82

Surrender  Value =  (amount  Transferred  or  surrendered  + MVA) x  (1-CDSC)  =
       ($10,000 + - $422.82) x (1-0) = $9,577.18

Example #2--Decreasing Interest Rates


------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996

------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2000
------------------------ ---------------------------
--------------------- ------------------------------

j                     5.00%

--------------------- ------------------------------
--------------------- ------------------------------
Amount surrendered    $10,000
--------------------- ------------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------


MVAF   = {[(1 + i)/(1 + j)]N/12} - 1 = {[1.0615/1.05]65/12} - 1 = .060778

MVA    = (amount Transferred or surrendered) x MVAF
        = $10,000 x .060778
       = $607.78

Surrender  Value =  (amount  Transferred  or  surrendered  + MVA) x  (1-CDSC)  =
       ($10,000 + $607.78) x (1-0) = $10,607.78

Example #3--Flat Interest Rates


------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996

------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2001
------------------------ ---------------------------
--------------------- ------------------------------

j                     6.24%

--------------------- ------------------------------
--------------------- ------------------------------
Amount surrendered    $10,000
--------------------- ------------------------------
------------------------ ---------------------------
N                        65
------------------------ ---------------------------


MVAF    = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.0624]65/12} - 1
       = .995420 - 1
       = -.004580

MVA    = (amount  Transferred  or  surrendered)  x MVAF = $10,000 x  -.004589  =
       $-45.80

Surrender  Value =  (amount  Transferred  or  surrendered  + MVA) x  (1-CDSC)  =
       ($10,000 - $45.80) x (1-0) = $9,954.20

Example #4--N < 6 (less than 6 months to maturity)


------------------------ ---------------------------
Deposit                  $25,000 on November 1,
                         1996

------------------------ ---------------------------
------------------------ ---------------------------
Maturity date            December 31, 2006
------------------------ ---------------------------
------------------------ ---------------------------
Interest Guarantee       10 years
Period

------------------------ ---------------------------
------------------------ ---------------------------
i                        assumed to be 6.15%
------------------------ ---------------------------
------------------------ ---------------------------
Surrender date           July 1, 2006
------------------------ ---------------------------
--------------------- ------------------------------

j                     7.00%

--------------------- ------------------------------
--------------------- ------------------------------
Amount surrendered    $10,000
--------------------- ------------------------------
------------------------ ---------------------------
N                        5
------------------------ ---------------------------


MVAF   = {[(1 + i)/(1 + j)]N/12} - 1
       = {[1.0615/1.07]5/12} - 1
       = .99668 - 1
       = -.00332

However, N<6, so MVAF = 0


MVA    = (amount Transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
       = ($10,000 + $0) x (1-0)
                                       48

       = $10,000

-------------------------------------------------------------------------------
Appendix C--Net Investment Factor

The Net Investment  Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where: (a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and


(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and (c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.


The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged. The net asset value per share referred to in paragraphs (a)(1) and
(b) above, reflect the investment performance of the Portfolio as well as the payment of Portfolio expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Statements and Independent Auditor's Report

On the following pages, you'll find the financial statement and the independent auditors' report for First Great-West Life & Annuity Insurance Company for the years ended December 31, 1999, 1998 and the period from April 4, 1997 (inception) to December 31, 1997.

                First Great-West Life & Annuity Insurance Company

                          (A wholly-owned subsidiary of
                  Great-West Life & Annuity Insurance Company)
                   -------------------------------------------

              Financial Statements for the Years Ended December 31,
                         1999, 1998, and for the period
                               from April 4, 1997
                           (Inception) to December 31,
                              1997 and Independent
                                Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of First Great-West Life & Annuity Insurance Company:

We have  audited the  accompanying  balance  sheets of First  Great-West  Life &
Annuity  Insurance  Company (a  wholly-owned  subsidiary  of  Great-West  Life &
Annuity Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity, and cash flows for the years then ended and for the period from April 4, 1997 (Inception) to December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended and for the period from April 7, 1997 (Inception) to December 31, 1997, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
January 31, 2000

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 1999 AND 1998
===========================================================================================================================
[Dollars in thousands except for share information]

ASSETS                                                                                  1999                1998
------
                                                                                  -----------------   -----------------
INVESTMENTS:
  Fixed maturities:
    Held-to-maturity, at amortized cost
      (fair value $35,335 and $15,044)                                         $            37,050  $           14,500
    Available-for-sale, at fair value
      (amortized cost $77,740 and $63,321)                                                  74,149              65,154
  Short-term investments, available-for-sale (cost
    approximates fair value)                                                                 1,600                 699
                                                                                  -----------------   -----------------
         Total Investments                                                                 112,799              80,353

Cash                                                                                         5,443                 705
Reinsurance receivable                                                                       1,426                 123
Deferred policy acquisition costs                                                            1,702                 381
Investment income due and accrued                                                            1,204                 695
Other assets                                                                                 3,366                  19
Premiums in course of collection                                                               537
Deferred income taxes                                                                        2,050                 983
Due from Parent Corporation                                                                  3,302
Separate account assets                                                                     39,881              23,836
                                                                                  -----------------   -----------------

   TOTAL ASSETS                                                                $           171,710  $          107,095
                                                                                  =================   =================
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
POLICY BENEFIT LIABILITIES:
  Policy reserves                                                              $            93,434  $           64,320
  Policy and contract claims                                                                 4,894                 125
  Policyholder funds                                                                            93
GENERAL LIABILITIES:
  Due to Parent Corporation                                                                                      2,077
  Other liabilities                                                                          2,794                  95
  Separate account liabilities                                                              39,881              23,836
                                                                                  -----------------   -----------------

         Total Liabilities                                                                 141,096              90,453
                                                                                  -----------------   -----------------
COMMITMENTS AND CONTINGENCIES
-----------------------------
STOCKHOLDER'S EQUITY:
  Common stock, $1,000 par value, 10,000 shares
    authorized, 2,500 shares issued, and outstanding                                         2,500               2,500
  Additional paid-in capital                                                                28,600              12,600
  Accumulated other comprehensive income (loss)                                             (2,334)                717
  Retained earnings                                                                          1,848                 825
                                                                                  -----------------   -----------------
         Total Stockholder's Equity                                                         30,614              16,642
                                                                                  -----------------   -----------------
   TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $           171,710  $          107,095
                                                                                  =================   =================
See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE
=================================================================================================================================
PERIOD  FROM  APRIL 4,  1997  (INCEPTION)  TO  DECEMBER  31,  1997  [Dollars  in
thousands]

                                                                 1999                 1998                1997
                                                            ----------------    -----------------   -----------------
REVENUES:

  Premiums and fee income                                $         9,836     $             78     $           21
  Net investment income                                            6,278                3,367                243
  Net realized gains (losses) on investments                          (6)                  74
                                                            ----------------    -----------------   -----------------

                                                                  16,108                3,519                264
                                                            ----------------    -----------------   -----------------
BENEFITS AND EXPENSES:
  Life and other policy benefits                                   4,391                   50
  Increase in reserves                                             4,003
  Interest paid or credited to
   Contractholders                                                 4,584                1,687
  General and administrative expenses                              1,466                  387                213
                                                            ----------------    -----------------   -----------------

                                                                  14,444                2,124                213
                                                            ----------------    -----------------   -----------------

INCOME BEFORE INCOME TAXES                                         1,664                1,395                 51

PROVISION FOR INCOME TAXES:
  Current                                                             65                1,920                 71
  Deferred                                                           576               (1,317)               (53)
                                                            ----------------    -----------------   -----------------

                                                                     641                  603                 18
                                                            ----------------    -----------------   -----------------

NET INCOME                                               $         1,023     $            792     $           33
                                                            ================    =================   =================











See notes to financial statements.





FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD
=====================================================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997 [Dollars in thousands except for share information]

                                                                                       Accumulated

                                                                       Additional         Other
                                                                        Paid-in       Comprehensive       Retained
                                           Shares         Amount        Capital       Income (Loss)       Earnings        Total
                                        -------------  -------------  -------------   ---------------   -------------  -------------

Capital contributions                        2,500   $      2,500   $      4,000   $                 $               $      6,500
  Net income                                                                                                    33             33
  Other comprehensive income                                                                   5                                5
                                                                                                                       -------------
Comprehensive income                                                                                                           38
                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1997                   2,500          2,500          4,000               5                33          6,538
    Net income                                                                                                 792            792
    Other comprehensive income                                                               712                              712
                                                                                                                       -------------
  Comprehensive income                                                                                                      1,504
                                                                                                                       -------------
  Capital contribution                                                     8,600                                            8,600
                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1998                   2,500          2,500         12,600             717               825         16,642
    Net income                                                                                               1,023          1,023
    Other comprehensive income                                                            (3,051)                          (3,051)
(loss)
                                                                                                                       -------------
  Comprehensive income (loss)                                                                                              (2,028)
                                                                                                                       -------------
  Capital contribution                                                    16,000                                           16,000
                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1999                   2,500   $      2,500   $     28,600   $      (2,334)    $       1,848   $     30,614
                                        =============  =============  =============   ===============   =============  =============

See notes to financial statements.







FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD
=======================================================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997
[Dollars in thousands]

                                                                       1999             1998              1997
                                                                   --------------   --------------    --------------
OPERATING ACTIVITIES:

  Net income                                                    $       1,023     $        792     $          33
  Adjustments to reconcile net income to net cash
    Provided by operating activities
      Amortization of investments                                          59               12               (19)
      Realized losses (gains) on sale of investments                        6              (74)
      Deferred income taxes                                               576           (1,317)              (53)
  Changes in assets and liabilities:
      Accrued interest and other receivables                           (1,046)            (671)              (24)
      Policy benefit liabilities                                       13,389            1,859
      Reinsurance receivable                                           (1,303)            (123)
      Other, net                                                       (1,145)          (1,361)              326
                                                                   --------------   --------------    --------------
        Net cash (used in) provided
          by operating activities                                      11,559             (883)              263
                                                                   --------------   --------------    --------------

INVESTING ACTIVITIES:

Proceeds from sales, maturities, and redemptions of investments:

  Fixed maturities:
    Held-to-maturity                                                      447
    Available-for-sale                                                 15,683           73,340

Purchases of investments:
  Fixed maturities:
    Held-to-maturity                                                  (23,000)         (14,500)
    Available-for-sale                                                (31,066)        (131,924)           (5,354)
                                                                   --------------   --------------    --------------
        Net cash used in investing activities                         (37,936)         (73,084)           (5,354)
                                                                   --------------   --------------    --------------





See notes to financial statements.




FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD
================================================================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997
[Dollars in thousands]


                                                                       1999             1998              1997
                                                                   --------------   --------------    --------------
FINANCING ACTIVITIES:

  Contract deposits, net of withdrawals                                20,494           62,502                84
  Due to Parent Corporation                                            (5,379)           1,922               155
  Capital contributions                                                16,000            8,600             6,500
                                                                   --------------   --------------    --------------
        Net cash provided by financing activities                      31,115           73,024             6,739
                                                                   --------------   --------------    --------------

NET (DECREASE) INCREASE IN CASH                                         4,738             (943)            1,648

CASH, BEGINNING OF PERIOD                                                 705            1,648                 0
                                                                   --------------   --------------    --------------

CASH, END OF PERIOD                                             $       5,443     $        705     $       1,648
                                                                   ==============   ==============    ==============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid (received) during the year for:

    Income taxes                                                $      (1,073)    $      2,390     $           0


See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD
=============================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997 [Dollars in thousands except for share information]

1.       ORGANIZATION

         Organization - First Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (the Parent Corporation). The Company was incorporated as a stock life insurance company in the State of New York and was capitalized on April 4, 1997, through a $6,000 cash investment from the Parent Corporation for 2,000 shares of common stock. On December 29, 1997, the Company issued an additional 500 shares of common stock to the Parent Corporation for $500. The Company was licensed as an insurance company in the State of New York on May 28, 1997. The Company does business in New York through two business segments.

         Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.       SIGNIFICANT ACCOUNTING POLICIES

         Cash - Cash includes only amounts in demand deposit accounts.

         Investments - Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

         Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity.

         The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

         Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

         Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs was $112, $0, and $0 in 1999, 1998, and 1997, respectively.

         Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of various external mutual funds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administration fees, and mortality and expense risk charges.

         Due to/from Parent Corporation - Due to/from Parent Corporation includes amounts due on demand.

         Policy Reserves - Life insurance reserves of $93,315 and $64,228 at December 31, 1999 and 1998 are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $119 and $92 are carried at contractholders' account value at December 31, 1999 and 1998, respectively.

         Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

         Policy  and  Contract  Claims  - Policy  and  contract  claims  include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

         Recognition of Premium Income and Expenses - Life insurance premiums are recognized when due. Revenues for annuity and other contracts without significant life contingencies are recognized as received. They consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from assets under management, consisting of contract maintenance fees, administration fees and mortality and expense risk charges, and is recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts.

         Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered.

         Regulatory Requirements - In accordance with the requirements of the State of New York, the Company must demonstrate adequate capital. At December 31, 1999, the Company was in compliance with the requirement.

         The Company is also required to maintain an investment deposit in the amount of $5,000 in cash or investment certificates with the New York Insurance Commissioner for the protection of policyholders in the event the Company is unable to satisfactorily meet its contractual obligations. A United States Treasury obligation, whose cost approximates market value, was designated to meet this requirement at December 31, 1999.

3.       RELATED-PARTY TRANSACTIONS

         The Company and the Parent Corporation have service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio and the Company provides certain services for the Parent Corporation. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force. These transactions are summarized as follows:

                                                                                   Years Ended
                                                                                  December 31,
                                                                   --------------------------------------------
                                                                      1999            1998            1997
         ======================================================    ------------    ------------    ------------
         Investment management expense

         ======================================================
           (included in net investment income)                  $         96    $         47    $          4
         ======================================================
         Administrative services

         ======================================================
           (included in operating expenses)                              (28)            (48)            (15)
         ======================================================

==================================================================================================================================

         The Company and the Parent Corporation have an agreement whereby the Parent Corporation provides certain financial support related to maintaining adequate regulatory surplus and liquidity.

4.       REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to the Parent Corporation up to a maximum of $1,250 of coverage per individual life. Any excess amount is reinsured to a third party.

         Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1999 and 1998, the reinsurance receivable had a carrying value of $1,426 and $123, respectively.

         Total reinsurance premiums ceded to the Parent Corporation in 1999, 1998, and 1997 were $43, $61, and $0, respectively.

         On December 1, 1999, the Company entered into an assumption reinsurance agreement with Anthem Health & Life Insurance Company of New York (AH&L
         NY), to acquire a block of life and health insurance business. The Company also agreed to the assignment of a coinsurance agreement between the Parent and AH&L NY on certain policies that would not be transferred to the Company via assumption reinsurance. The business primarily consists of administration services only and stop loss policies. The Company assumed $7,904 of policy reserves and miscellaneous assets and liabilities in exchange for equal consideration from AH&L NY and the Parent.

         The following schedule details life insurance in force and life and accident/health premiums:



                                                         Ceded            Assumed                           Percentage
                                                      Primarily to       Primarily                           of Amount
                                        Gross          the Other        from Other           Net              Assumed
                                        Amount         Companies         Companies          Amount            to Net
                                    ---------------  ---------------   --------------  -----------------  ----------------
         December 31, 1999:
           Life insurance in force:
             Individual         $         329,346  $       125,222  $      173,773   $       377,897         46.0%
             Group                      1,075,000                                          1,075,000          0.0%
                                    ---------------  ---------------   --------------  -----------------
                  Total         $       1,404,346  $       125,222  $      173,773   $     1,452,897
                                    ===============  ===============   ==============  =================

           Premium Income:
             Life insurance     $             685  $            57  $           93   $           721         12.9%
             Accident/health                9,471            1,064              23             8,430          0.3%
                                    ---------------  ---------------   --------------  -----------------
                  Total         $          10,156  $         1,121  $          116   $         9,151
                                    ===============  ===============   ==============  =================

         December 31, 1998:
           Life insurance in force:
             Individual         $         251,792  $       173,773  $                $        78,019          0.0%
             Group                                                                                            0.0%
                                    ---------------  ---------------   --------------  -----------------
                  Total         $         251,792  $       173,773  $                $        78,019
                                    ===============  ===============   ==============  =================

           Premium Income:
             Life insurance     $                  $                $                $                        0.0%
             Accident/health                                    61                                            0.0%
                                    ---------------  ---------------   --------------  -----------------
                  Total         $                  $            61  $                $           (61)
                                    ===============  ===============   ==============  =================






5.       SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                               Gross           Gross         Estimated
                                             Amortized       Unrealized      Unrealized         Fair         Carrying
                                               Cost            Gains           Losses          Value           Value
                                            ------------    -------------   -------------   -------------   ------------
          Held-to-Maturity:
            Corporate bonds               $    30,050    $                $     1,717     $    28,333     $    30,050
            Public utilities                    7,000               2                           7,002           7,000
                                            ------------    -------------   -------------   -------------   ------------
                                          $    37,050    $          2     $     1,717     $    35,335     $    37,050
                                            ============    =============   =============   =============   ============
          Available-for-Sale:
           U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies:
             Collateralized mortgage

              obligations                 $    17,918    $                $       630     $    17,288     $    17,288
             Other                              4,999                               5           4,994           4,994
           Collateralized mortgage

              obligations                      19,952                           1,371          18,581          18,581
           Corporate bonds                     34,871                           1,585          33,286          33,286
                                            ------------    -------------   -------------   -------------   ------------
                                          $    77,740    $                $     3,591     $    74,149     $    74,149
                                            ============    =============   =============   =============   ============

         Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                               Gross           Gross         Estimated
                                             Amortized       Unrealized      Unrealized         Fair         Carrying
                                               Cost            Gains           Losses          Value           Value
                                            ------------    -------------   -------------   -------------   ------------
          Held-to-Maturity:
            Corporate bonds               $    14,500    $        544     $               $    15,044     $    14,500
                                            ------------    -------------   -------------   -------------   ------------
                                          $    14,500    $        544     $               $    15,044     $    14,500
                                            ============    =============   =============   =============   ============
          Available-for-Sale:
           U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies:
             Collateralized mortgage

               Obligations                $    17,963    $      1,063     $               $    19,026     $    19,026
             Other                              4,999              59                           5,058           5,058
           Collateralized mortgage

               Obligations                     19,956             331                          20,287          20,287
           Corporate bonds                     20,403             380                          20,783          20,783
                                            ------------    -------------   -------------   -------------   ------------
                                          $    63,321    $      1,833     $               $    65,154     $    65,154
                                            ============    =============   =============   =============   ============

         The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

         See Note 6 for additional information on policies regarding estimated fair value of fixed maturities.

         The amortized cost and estimated fair value of fixed maturity investments at December 31, 1999, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Held-to-Maturity               Available-for-Sale
                                                        ----------------------------    ----------------------------
                                                         Amortized       Estimated       Amortized       Estimated
                                                           Cost         Fair Value         Cost         Fair Value
                                                        ------------    ------------    ------------    ------------
          Due in one year or less                    $         260   $         247   $       4,999   $       4,994
          Due after one year through five years              1,952           1,851
          Due after five years through ten years            15,770          15,233          15,007          13,982
          Due after ten years                                7,302           6,817          10,000           9,920
          Mortgage-backed securities                                                        37,870          35,869
          Asset-backed securities                           11,766          11,187           9,864           9,384
                                                        ------------    ------------    ------------    ------------
                                                     $      37,050   $      35,335   $      77,740   $      74,149
                                                        ============    ============    ============    ============

         Proceeds from sales of securities available-for-sale were $15,158, $68,109, and $0 during 1999, 1998, and 1997, respectively. The realized gains on such sales totaled $15, $201, and $0 for 1999, 1998, and 1997, respectively. The realized losses totaled $21, $127, and $0 for 1999, 1998, and 1997, respectively.

6.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                               December 31,
                                                        ------------------------------------------------------------
                                                                   1999                            1998
                                                        ----------------------------    ----------------------------
                                                         Carrying        Estimated       Carrying        Estimated
                                                          Amount        Fair Value        Amount        Fair Value
                                                        ------------    ------------    ------------    ------------
          ASSETS:

            Fixed maturities and short-term
              Investments                            $     112,799   $     111,084   $      80,353   $      80,897
          LIABILITIES:

            Annuity contract reserves without
              life contingencies                               119             119              92              92

         The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

         The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

         The fair value of annuity contract reserves without life contingencies are estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

         The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short-term nature.

7.       FEDERAL INCOME TAXES

         The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                             1999              1998              1997
                                                         -------------     -------------     -------------
          Federal tax rate                                    35.0     %        35.0     %        35.0     %
          Change in tax rate resulting from:
                   State taxes                                 4.6               6.8
                   Other                                      (1.1)              1.4
                                                         -------------     -------------     -------------
          Total                                               38.5     %        43.2     %        35.0     %
                                                         =============     =============     =============

         Temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 1999, and 1998 are as follows:

                                                            1999                          1998
                                                 ---------------------------   ---------------------------

                                                  Deferred       Deferred       Deferred        Deferred
                                                    Tax             Tax            Tax            Tax
                                                   Asset         Liability        Asset        Liability
                                                 -----------    ------------   ------------    -----------
         Policy reserves                       $      128    $               $              $       175
         Deferred policy
           Acquisition costs                                         596                            134
         Deferred acquisition
           cost proxy tax                           1,312                         1,720
         Investment assets                          1,254                                           642
         State taxes                                                  48            214
                                                 -----------    ------------   ------------    -----------
         Total deferred taxes                  $    2,694    $       644     $    1,934     $       951
                                                 ===========    ============   ============    ===========

         Amounts  related to investment  assets above include  $(1,256) and $642 related  to  the  unrealized  gains  (losses)  on the  Company's  fixed
         maturities   available-for-sale   at  December  31,  1999,   and  1998,
         respectively.  Although realization is not assured, management believes it is more likely than not that all of the  deferred  tax asset will be realized.

8.       COMPREHENSIVE INCOME

         Effective  January 1, 1998, the Company adopted  Statement of Financial
         Accounting Standards (SFAS) No. 130 "Reporting  Comprehensive  Income".
         This Statement establishes new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income (loss).

         Other comprehensive income (loss) at December 31, 1999 is summarized as follows:

                                                                                    Tax

                                                             Before-Tax          (Expense)           Net-of-Tax
                                                               Amount            or Benefit            Amount
                                                          -----------------   -----------------    ----------------
         Unrealized gains on securities:
           Unrealized holding gains

             Arising during the period                 $          (5,425)   $          1,900    $          (3,525)
                                                          -----------------   -----------------    ----------------
           Net unrealized gains                                   (5,425)              1,900               (3,525)
         Reserve and DAC adjustment                                  729                (255)                 474
                                                          -----------------   -----------------    ----------------
         Other comprehensive income (loss)             $          (4,696)   $          1,645    $          (3,051)
                                                          =================   =================    ================


         Other comprehensive income at December 31, 1998 is summarized as follows:

                                                                                    Tax

                                                             Before-Tax          (Expense)           Net-of-Tax
                                                               Amount            or Benefit            Amount
                                                          -----------------   -----------------    ----------------
         Unrealized gains on securities:
           Unrealized holding gains

             Arising during the period                 $           1,826    $           (639)   $           1,187
                                                          -----------------   -----------------    ----------------
           Net unrealized gains                                    1,826                (639)               1,187
         Reserve and DAC adjustment                                 (730)                255                 (475)
                                                          -----------------   -----------------    ----------------
         Other comprehensive income                    $           1,096    $           (384)   $             712
                                                          =================   =================    ================






         Other comprehensive income at December 31, 1997 is summarized as follows:

                                                                                    Tax

                                                             Before-Tax          (Expense)           Net-of-Tax
                                                               Amount            or Benefit            Amount
                                                          -----------------   -----------------    ----------------
         Unrealized gains on securities:
           Unrealized holding gains

             Arising during the period                 $               8    $             (3)   $               5
                                                          -----------------   -----------------    ----------------
           Net unrealized gains                                        8                  (3)                   5
                                                          -----------------   -----------------    ----------------
         Other comprehensive income                    $               8    $             (3)   $               5
                                                          =================   =================    ================

9.       SEGMENT INFORMATION

         During 1999, the Company had two reportable segments: Employee Benefits and Financial Services. During 1998 and 1997, the Company had only one reportable segment, Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment primarily markets products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. In both 1998 and 1999, large dollar bank-owned life insurance policies were sold to a limited number of customers. Accordingly, these transactions account for the majority of the investment assets and reserves, and significantly impact the results of operations, of this segment.

         The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations after income taxes.

         The Company's reportable segments are strategic business units that offer different products and services. They are managed separately, as each segment has unique distribution channels.

         The Company's operations are not materially dependent on one or a few customers, brokers, or agents.




         Summarized segment financial information for the year ended and as of December 31, 1999 was as follows:

         Operations:                                          Employee           Financial              Total
                                                              Benefits            Services              U.S.
                                                          -----------------   -----------------    ----------------
         Revenue:

           Premium and fee income                      $           9,625    $            211    $           9,836
           Net investment income                                                       6,278                6,278
           Realized investment gains (losses)                                             (6)                  (6)
                                                          -----------------   -----------------    ----------------
                           Total revenue                           9,625               6,483               16,108
         Benefits and Expenses:

           Benefits                                                8,378               4,600               12,978
           Operating expenses                                        505                 961                1,466
                                                          -----------------   -----------------    ----------------
                           Total benefits and                      8,883               5,561               14,444
                           expenses

                           Net operating income
                           before

           Income taxes                                              741                 923                1,664
         Income taxes                                                295                 346                  641
                                                          -----------------   -----------------    ----------------
                           Net income                  $             446    $            577    $           1,023
                                                          =================   =================    ================


         Assets:                                              Employee           Financial              Total
                                                              Benefits            Services              U.S.
                                                          -----------------   -----------------    ----------------
         Investment assets                             $                    $        112,799    $         112,799
         Other assets                                              7,851              11,179               19,030
         Separate account assets                                                      39,881               39,881
                                                          -----------------   -----------------    ----------------
                           Total assets                $           7,851    $        163,859    $         171,710
                                                          =================   =================    ================


10.      COMMITMENTS AND CONTINGENCIES

                  On October 6, 1999,  the Parent  entered  into a purchase  and
                  sale  agreement  (the  Agreement)  with  Allmerica   Financial
                  Corporation  (Allmerica) to acquire Allmerica's group life and health  insurance  business  on March 1,  2000.  The  policies resident  in the State of New York have been  assigned  to the
                  Company  as part of the  Agreement.  This  business  primarily
                  consists  of  administrative   services  only  and  stop  loss
                  policies. The in-force business is expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price, as defined in the Agreement,  will be based on
                  a  percentage  of  the  amount   in-force  at  March  1,  2000
                  contingent on the persistency of the block of business through
                  March 2001.  Management  does not expect the purchase price to have a material impact on the Company's consolidated financial statements.





11.      DIVIDEND RESTRICTIONS

         The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows (unaudited):

                                                                  1999              1998              1997
         ==================================================   --------------    --------------    --------------
                                   (Unaudited)

         ==================================================
         Net income (loss)                                  $     1,407      $     (2,182)     $        (19)
         ==================================================
         Capital and surplus                                     29,494            12,808             6,469
         ==================================================

         As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. In addition, the maximum amount of dividends, which can be paid to stockholders, is subject to restrictions relating to statutory surplus and statutory adjusted net investment income. The Company should be able to pay dividends of $2,949 in 2000. The Company paid no dividends in 1999 and 1998. Dividends are paid as determined by the Board of Directors.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT


                                 Contracts Under
                            Flexible Premium Deferred

                Combination Variable and Fixed Annuity Contracts

                                    issued by


                First Great-West Life & Annuity Insurance Company
                            125 Wolf Road, Suite 110

                             Albany, New York 12205
                            Telephone: (800) 537-2033






                       STATEMENT OF ADDITIONAL INFORMATION





This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2000, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920, Denver, Colorado 80217-3920 or at 1-800-838-0649.

The date of this Statement of Additional Information is May 1, 2000.




                                       TABLE OF CONTENTS

                                                                                          Page

GENERAL INFORMATION........................................................................B-3
FIRST GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-3
CALCULATION OF ANNUITY PAYMENTS............................................................B-3
POSTPONEMENT OF PAYMENTS...................................................................B-4
SERVICES...................................................................................B-4
        - Safekeeping of Series Account Assets.............................................B-4
        - Experts..........................................................................B-4
        - Principal Underwriter............................................................B-5
        - Administrative Services Agreement................................................B-5
WITHHOLDING................................................................................B-5
CALCULATION OF PERFORMANCE DATA............................................................B-5
FINANCIAL STATEMENTS.......................................................................B-7

                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

First Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York and Iowa. It was qualified to do business on May 28, 1997. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, a Colorado stock life insurance company, which is an indirect wholly owned subsidiary of The Great-West Life Assurance Company, a stock life insurance company incorporate under the laws of Canada. The Great-West Life Assurance Company is in turn wholly owned by Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 80.9% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

                         CALCULATION OF ANNUITY PAYMENTS

        A.     Fixed Annuity Options

               The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Fixed Sub-Account(s), with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

        B.     Variable Annuity Options

               To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

               The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                            POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

        A.     Safekeeping of Series Account Assets

               The assets of Variable Annuity-1 Series Account (the "Series Account") are held by First Great-West Life & Annuity Insurance Company ("First GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), which covers all officers and employees of First GWL&A.

        B.     Experts

               The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for First GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

               The financial statements of First GWL&A at December 31, 1998 and 1999 and for the years 9then ended and for the period from April 4, 1997 to December 31, 1997 included in the Prospectus and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 1998 and 1999 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing therein and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

        C.     Principal Underwriter

The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

        D.     Administrative Services Agreement

        First GWL&A and Great-West Life & Annuity Insurance Company ("GWL&A") have entered into an Administrative Services Agreement dated May 15, 1997, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, personnel and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

                                          WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A.      Yield and Effective Yield Quotations for the Money Market Sub-Account
        ---------------------------------------------------------------------

        The yield quotation for the Money Market Sub-Account will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Sub-Account will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" on page ___ of the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield.

B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)
     ---------------------------------------------------------------------------

        The total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      N =    number of years
                      ERV    = ending redeemable value of a hypothetical  $1,000
                             payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

        The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day period ended on December 31, 1999, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                  YIELD = 2[((a-b)cd +1)6 -1]

Where: a =net investment income earned during the period by the corresponding portfolio of the Fund attributable to shares owned by the Sub-Account. b =expenses accrued for the period (net of reimbursements).
       c =the average daily number of Accumulation Units outstanding during the period.
       d =the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size.

                                     FINANCIAL STATEMENTS

        The financial statements of First GWL&A as contained in the prospectus should be considered only as bearing upon First GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                               VARIABLE ANNUITY-1 SERIES ACCOUNT

                                     Financial Statements

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
   Variable Annuity-1 Series Account of
   First Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 1999, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 1999, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

February 22, 2000

                               VARIABLE ANNUITY-1 SERIES ACCOUNT

                                     Financial Statements



VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------

ASSETS
Investments in underlying                                        Shares    Cost      Value
                                                                 ------    -----     -----
funds:

Alger American Fund             American Growth Portfolio                           $
                                                                  79,222 $4,136,991  5,100,291
Alger American Fund             American Small-Cap Portfolio
                                                                   6,431   278,349   354,690
American Century VP Funds       VP Capital Appreciation
                                                                   4,885    44,221    72,491
American Century VP Funds       VP International
                                                                  61,233   517,382   765,407
Bankers Trust Funds             EAFE Equity Index Fund
                                                                     179     2,195     2,429
Bankers Trust Funds             Small Cap Index Fund
                                                                   2,519    27,347    29,243
Baron Funds                     Capital Asset Fund
                                                                  20,317   315,242   361,134
Berger Funds                    IPT Small Company Growth Fund
                                                                  87,447 1,542,370 2,055,873
Dreyfus Family of Funds         VIF Capital Appreciation Fund
                                                                   9,424   355,308   375,717
Dreyfus Family of Funds         VIF Growth & Income Fund
                                                                  12,243   301,031   311,947
Federated Services Company      American Leaders Fund II
                                                                  85,239 1,759,067 1,774,682
Federated Services Company      Fund for U.S. Government
                                Securities II                     70,665   772,150   746,223
Federated Services Company      Utility Fund II
                                                                   3,656    52,674    52,466
INVESCO Variable Investment     High Yield Portfolio
Funds                                                            153,851 1,826,685 1,770,827
INVESCO Variable Investment     Industrial Income Portfolio
Funds                                                             98,855 1,852,169 2,076,951
INVESCO Variable Investment     Total Return Portfolio
Funds                                                             10,230   167,688   159,380
Janus Aspen Funds               Aggressive Growth Portfolio
                                                                  12,913   446,954   770,757
Janus Aspen Funds               Flexible Income Portfolio
                                                                   7,018    82,097    80,147
Janus Aspen Funds               Growth Portfolio
                                                                 150,898 3,835,048 5,077,733
Janus Aspen Funds               International Growth Portfolio
                                                                  19,084   544,415   737,984
Janus Aspen Funds               Worldwide Growth Portfolio
                                                                 109,874 3,465,116 5,246,504
Lexington Management Corp       Emerging Markets Fund
                                                                     865     6,395    11,082
Montgomery Funds                Variable Series Growth Fund
                                                                  12,763   221,504   234,706
Safeco                          RST Equity Portfolio
                                                                  37,662 1,179,744 1,168,266
Safeco                          RST Growth Portfolio
                                                                   9,921   202,360   223,215
Schwab                          MarketTrack Growth Portfolio II
                                                                  40,324   553,855   638,329
Schwab                          Money Market Portfolio
                                                                4,538,578 4,538,578 4,538,578
Schwab                          S&P 500 Portfolio
                                                                 224,158 3,986,659 4,765,593
Scudder Funds                   Capital Growth Fund A
                                                                   3,552    85,866   103,477
Scudder Funds                   Growth & Income Fund A
                                                                     738     8,460     8,089
SteinRoe Funds                  Special Venture Fund
                                                                   3,203    45,110    64,595
Strong Capital Mgmt Inc.        Discovery Fund II
                                                                   4,983    49,914    56,701
Strong Capital Mgmt Inc.        VF Schafer Value Fund
                                                                   9,163    91,823    83,571
Van Eck Investment Trust        Worldwide Hard Assets Fund           923
                                                                             9,500    10,119
Van Kampen American Capital     Morgan Stanley Real Estate
L.I.T.                          Securities Portfolio               4,185   53,466    51,767
                                                                           -------   ------

Total Investments
                                                                         $33,357,7339,880,964

Other assets and liabilities:
Due to First Great-West Life & Annuity Insurance Company
                                                                                    (16,067)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 4)
                                                                                   $39,864,897





VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999
---------------------------------------
                                       ----------------------------------------------------------------------------------



                                        Alger      Alger       American                 Bankers    Bankers
                                       American    American   Century VP   American   Trust       Trust         Baron
                                       Growth      Small-Cap    Capital   Century VP  EAFE        Small Cap    Capital
                                       Portfolio   Portfolio  AppreciationInternationaEquity     Index Fund  Asset Fund
                                                                                      Index
                                                                                         Fund
                                       Investment Investment  Investment  Investment  Investment Investment  Investment
                                        Division   Division    Division    Division    Division   Division    Division
                                       ----------------------------------------------------------------------------------

INVESTMENT INCOME                       $          $                                   $           $  1,200   $
                                          306,478     36,650  $           $                 111                   2,398
                                                                      -            -

EXPENSES - mortality and expense                                                                        152       1,230
                                       -------    ------      ----------  ------      --------    ---------- ----------
risks: (Note 3)                            31,454      2,385        562        3,007        188
                                           -------     ------       ----       ------       ---

NET INVESTMENT INCOME (LOSS)                          34,265                  (3,007)                 1,048       1,168
                                       -----      ----------- --------    ----------- --------     ---------  ---------
                                          275,024                  (562)                    (77)
                                          --------                 -----                    ----

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on             268,946
investments                                           29,637      6,666       40,935      8,617        (693)        (87)

  Net change in unrealized
appreciation
   (depreciation) on investments                      38,406                 230,904        234       1,896      45,892
                                       -----      ----------- -----       ----------- ----------   ---------   --------
                                          523,035                25,170
                                          --------               ------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                              68,043     31,836      271,839      8,851       1,203      45,805
                                       -----      ----------- ----------  -----------   --------   ---------   --------
                                          791,981

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $1,067,005   $102,308    $31,274     $268,832    $ 8,774      $2,251     $46,973
                                       ===========  =========   ========    =========   ========     =======    =======








VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999
-------------------------------------------------------------------------------------------------------------------------
                                        Berger     Dreyfus                 Federated                          INVESCO
                                       IPT Small      VIF      Dreyfus     American   Federated   Federated   VIF High
                                       Company      Capital   VIF Growth    Leaders   Fund for     Utility      Yield
                                       Growth     Appreciation & Income     Fund II   U.S.         Fund II    Portfolio
                                          Fund       Fund        Fund                 Government
                                                                                      Securities
                                                                                          II
                                       Investment Investment  Investment  Investment  Investment Investment  Investment
                                        Division   Division    Division    Division    Division   Division    Division
                                       ----------------------------------------------------------------------------------

INVESTMENT INCOME                                   $ 3,527      $10,390    $158,907    $ 61,564    $9,494      $118,820
                                       $
                                               -

EXPENSES - mortality and expense                      1,697        1,266      14,884                 1,000
                                       -------     ---------  -----------  ---------- -----         ------
risks: (Note 3)                            4,874                                           7,216                  13,395
                                           ------                                          ------                 ------

NET INVESTMENT INCOME (LOSS)                          1,830        9,124     144,023                 8,494       105,425
                                       ------      ---------  -----------  ---------- ----         --------   ----------
                                          (4,874)                                         54,348
                                          -------                                         ------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on             80,632                              36,499                11,373
investments                                             771         (335)                (26,793)                (87,437)

  Net change in unrealized
appreciation
   (depreciation) on investments                     20,409       10,916    (103,725)              (19,754)      103,983
                                       ----        ---------  -----------  ---------- ---         ---------   ----------
                                         482,984                                         (39,461)
                                         --------                                        --------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                             21,180       10,581     (67,226)               (8,381)
                                       ---        ----------  -----------  ---------- ---        ----------
                                         563,616                                         (66,254)                 16,546
                                         --------                                        --------                 ------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $558,742    $23,010      $19,705    $ 76,797    $(11,906) $    113      $121,971
                                       ==========  =========    =========  ==========  ====================    =========








VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999
-------------------------------------------------------------------------------------------------------------------------
                                        INVESCO    INVESCO     Janus       Janus                  Janus       Janus
                                       VIF         VIF Total     Aspen       Aspen     Janus        Aspen       Aspen
                                       Industrial   Return    Aggressive   Flexible   Aspen      InternationalWorldwide
                                       Income      Portfolio    Growth      Income    Growth       Growth      Growth
                                       Portfolio               Portfolio   Portfolio  Portfolio   Portfolio   Portfolio
                                       Investment Investment  Investment  Investment  Investment Investment  Investment
                                        Division   Division    Division    Division    Division   Division    Division
                                       ----------------------------------------------------------------------------------

INVESTMENT INCOME                       $           $  4,338   $  19,920     $ 3,371   $          $           $
                                           35,744                                         25,651       251        5,349

EXPENSES - mortality and expense                       3,348
                                       -----      ----------
risks: (Note 3)                            16,328                  5,303         229      29,164     1,278       27,098
                                           -------                 ------        ----     -------    ------      ------

NET INVESTMENT INCOME (LOSS)                                      14,617       3,142
                                       -----      --------    ----------- ----------
                                           19,416        990                              (3,513)   (1,027)     (21,749)
                                           -------       ----                             -------   -------     --------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on              42,506     26,832     217,196                            33,666      328,017
investments                                                                      (58)    412,810

  Net change in unrealized
appreciation
   (depreciation) on investments                     (11,643)    230,457      (1,950)               193,569
                                       ---        ----------- ----------- ----------- ------     ----------
                                          172,620                                        909,372              1,541,747
                                          --------                                       --------             ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                              15,189     447,653      (2,008)               227,235
                                       ---        -----------  ---------- ----------- ---        ----------
                                          215,126                                      1,322,182              1,869,764
                                          --------                                     ----------             ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS       $234,542   $ 16,179    $462,270     $ 1,134  $1,318,669  $226,208   $1,848,015
                                         ========  ==========  ==========   ========= =====================  ==========








VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999
-------------------------------------------------------------------------------------------------------------------------
                                                                                       Schwab
                                                  Montgomery   Safeco      Safeco     MarketTrack Schwab
                                       Lexington   Variable   RST Equity  RST Growth  Growth        Money     Schwab
                                       Emerging     Series:    Portfolio   Portfolio  Portfolio    Market      S&P 500
                                       Markets      Growth                                II      Portfolio   Portfolio
                                          Fund       Fund
                                       Investment Investment  Investment  Investment  Investment Investment  Investment
                                        Division   Division    Division    Division    Division   Division    Division
                                       ----------------------------------------------------------------------------------

INVESTMENT INCOME                       $          $   2,250   $           $            $ 44,397  $199,543    $
                                               34                62,017            -                             39,580

EXPENSES - mortality and expense              222      2,510                               4,981
                                        ---------- ---------- -----       --------     ---------
risks: (Note 3)                                                  11,406          385                36,397       36,984
                                                                 -------         ----               -------      ------

NET INVESTMENT INCOME (LOSS)                 (188)      (260)                   (385)     39,416   163,146
                                        --------------------- -----       -----------   ------------------
                                                                 50,611                                           2,596
                                                                 -------                                          -----

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on                                   121,904                                         381,532
investments                                (4,710)    40,081                  (1,158)     17,208         -

  Net change in unrealized
appreciation
   (depreciation) on investments           10,596     22,596                  20,855      46,174                372,141
                                          --------  --------- ----          ---------  ---------------------- ---------
                                                                (85,448)                                -
                                                                --------                                -

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                    5,886     62,677     36,456       19,697                            753,673
                                         ---------  --------- ----------     -------- ----       ------------ ---------
                                                                                          63,382        -

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS         $5,698    $62,417    $87,067      $19,312    $102,798  $163,146     $756,269
                                           =======   ========   ========     ========   ========= =========    ========








VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999
-------------------------------------------------------------------------------------------------------------------------

                                                                                                             Van Kampen
                                                                                                              American
                                                                                                              Capital
                                                                                                  Van Eck     L.I.T. -
                                                    Scudder     SteinRoe   Strong      Strong    Worldwide     Morgan
                                        Scudder     Growth &   Special     Discovery  VF         Hard         Stanley
                                         Capital     Income    Venture      Fund II   Schafer    Assets     Real Estate
                                         Growth      Fund A       Fund                Value         Fund     Securities
                                         Fund A                                          Fund                Portfolio
                                       Investment  Investment  Investment Investment  Investment             Investment
                                        Division    Division    Division   Division    Division  Investment   Division
                                                                                                  Division
                                       ----------------------------------------------------------------------------------

INVESTMENT INCOME                                   $           $          $  29,291   $          $             $3,870
                                       $                  -            -                   3,270       128
                                                -

EXPENSES - mortality and expense                           35        758                                           368
                                       ----------  -----------  --------- -------     --------   ---------    --------
risks: (Note 3)                               412                              1,069         262       120
                                              ----                             ------        ----      ---

NET INVESTMENT INCOME (LOSS)                              (35)      (758)                                        3,502
                                       --------    -----------  --------- -----       -----      ------------- -------
                                             (412)                            28,222       3,008         8
                                             -----                            -------      ------        -

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on               3,855      (230)     (53,464)    (40,058)     (3,352)     (697)        130
investments

  Net change in unrealized
appreciation
   (depreciation) on investments                       (371)      71,731                                        (1,522)
                                       -----       ---------    --------- -----       ----       -----        ---------
                                           17,611                             (1,202)     (8,252)    3,966
                                           -------                            -------     -------    -----

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                   21,466      (601)      18,267     (41,260)    (11,604)    3,269      (1,392)
                                       ----------- ---------    ---------  ----------  --------------------   ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $21,054     $(636)     $17,509    $(13,038)    $(8,596)   $3,277      $2,110
                                          ========   =======     ========   =========    ========  ========    =======







VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999
-----------------------------------------------------
                                           Total
                                         Variable
                                        Annuity - 1
                                          Series
                                          Account
                                       --------------


INVESTMENT INCOME                       $1,188,543

EXPENSES - mortality and expense           261,967
                                       -----------
risks: (Note 3)

NET INVESTMENT INCOME (LOSS)               926,576
                                       -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                              1,890,741

  Net change in unrealized
appreciation
   (depreciation) on investments         4,823,936
                                       -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                 6,714,677
                                       -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $7,641,253
                                        ==========








VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                Alger American     Alger American   American Century   American Century    Bankers Trust
                               Growth Portfolio      Small-Cap         VP Capital      VP International  EAFE Equity Index
                                                     Portfolio        Appreciation                              Fund
                                  Investment        Investment         Investment        Investment         Investment
                                   Division           Division          Division           Division           Division
                                 1999     1998     1999      1998     1999     1998      1999     1998     1999     1998
                                 ----     ----     ----      ----     ----     ----      ----     ----     ----     ----
                                                                                                           (1)
FROM OPERATIONS:
Net investment income (loss)   $        $        $ 34,265  $        $        $         $        $        $        $
                                 275,024 115,918             21,000     (562)   6,642   (3,007)    2,499      (77)       -
Net realized gain (loss) on      268,946   9,177   29,637              6,666  (21,459)  40,935              8,617        -
investments                                                 (16,642)                             (11,631)
Net change in unrealized
appreciation (depreciation)    ___523,035__442,962__38,406  __39,845  _25,170  __3,100  _230,904  _17,376    __234  _____-
                               --------------------------- --------- -------- -------- --------- --------   ------ ------
in investments

Increase (decrease) in net
assets resulting from                   __568,057 102,308  __44,203  _31,274 _(11,717) _268,832  __8,244   _8,774  _____-
                               -        ------------------ --------- ----------------- --------- --------  ------- ------
operations                     _1,067,005
                               ----------

FROM UNIT TRANSACTIONS:

Purchase payments                118,788 114,014    2,752    71,436   33,848    3,760    6,283       669        -        -

Redemptions                                        (2,113)   (1,095)      (3)       -   (7,162)        -        -        -
                                 (37,405)(21,625)

Net transfers                  _1,311,221 1,616,422 (17,591) __50,617           _42,961  _314,242 _124,970   (6,346) _____-
                               --------------------------- ----------         -------- ------------------ -------- ------
                                                                        (27,660)

Increase (decrease) in net
assets resulting from unit    1,392,604 1,708,811_(16,952) _120,958  __6,185  _46,721  _313,363 _125,639  _(6,346) _____-
                               --------------------------- --------- -------- -------  ------------------ -------- ------
transactions

INCREASE (DECREASE) IN NET    2,459,609 2,276,868  85,356   165,161   37,459   35,004  582,195   133,883    2,428        -
ASSETS

NET ASSETS:
 Beginning of period          2,638,599 __361,731_269,193   104,032  _35,004       -   _182,920 __49,037  _____-  _______-
                               --       ------------------  -------- --------      --  ------------------ ------- --------

 End of period               $5,098,208 $2,638,599 $354,549  $269,193  $72,463  $35,004  $765,115 $182,920   $2,428  $
                               =========================== ========= ======== ======== ==================  ========
                                                                                                                        -


                                (1)  The Investment Division commenced
                               operations on May 3, 1999.
                                (2) The Investment Division ceased operations in December 1998.
See notes to financial statements.







VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------


                                   Bankers Trust                      Berger IPT Small     Dreyfus VIF    Dreyfus VIF Growth
                                  Small-Cap Index    Baron Capital     Company Growth        Capital         & Income Fund
                                       Fund           Asset Fund            Fund        Appreciation Fund
                                    Investment        Investment        Investment         Investment     Investment Division
                                     Division          Division           Division          Division
                                   1999     1998     1999     1998     1999      1998     1999     1998     1999      1998
                                   ----     ----     ----     ----     ----      ----     ----     ----     ----      ----
                                   (1)                (1)                                  (1)               (1)
FROM OPERATIONS:
Net investment income (loss)   $        $         $        $        $        $        $         $       $  9,124  $
                                   1,048       -    1,168         -  (4,874)   (2,499)  1,830          -                 -
Net realized gain (loss) on         (693)      -      (87)        -  80,632    (7,473)    771          -    (335)        -
investments
Net change in unrealized
appreciation (depreciation)        1,896 _____-    45,892   _____-  482,984    11,582  20,409    _____-  _10,916   _____-
                                   -------------   -------  ------- --------   ------- -------   ------- --------  ------
in investments

Increase (decrease) in net
assets resulting from              2,251 _____-    46,973   _____-  558,742     1,610  23,010    _____-  _19,705   _____-
                                   -------------   -------  ------- --------    ------ -------   ------- --------  ------
operations

FROM UNIT TRANSACTIONS:

Purchase payments                      -       -       96         -   4,336    60,879  17,985          -   7,335         -

Redemptions                            -       -        -         - (19,910)   (5,074)      -          -       -         -

Net transfers                     26,980 _____-   313,922   _____- 1,012,696  218,427 _334,564   _____- _284,783   _____-
                                  --------------  --------  ----------------- -----------------  ----------------  ------

Increase (decrease) in net
assets resulting from unit        26,980 _____-   314,018   _____-  997,122   274,232 _352,549   _____- _292,118   _____-
                                  --------------  --------  ------- --------  -----------------  ----------------  ------
transactions

INCREASE (DECREASE) IN NET        29,231       -  360,991         -1,555,864  275,842 375,559          - 311,823         -
ASSETS

NET ASSETS:
 Beginning of period              _____-__       __ ____-  ___      504,078   228,236 ___ ___-  __      ___ ___-  ____ __-
                                 ----------      --------- ----     --------  ----------------- ---     --------- --------
                                          ____-               ___-                                ____-
                                          ------              -----                               -----
 End of period                   $29,231$        $360,991  $       $2,059,942$        $375,559  $       $311,823  $
                                 ========================= ====================       ========= ================= =
                                              -                  -            504,078                 -                 -
                                              ==                 ==           ========                ==                =


                                (1)  The Investment Division commenced
                               operations on May 3, 1999.
                                (2) The Investment Division ceased operations in December 1998.
See notes to financial statements.





VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                   Federated      Federated Fund                       INVESCO VIF High     INVESCO VIF
                               American Leaders      for U.S.                          Yield Portfolio   Industrial Income
                                    Fund II         Government     Federated Utility                         Portfolio
                                                   Securities II        Fund II
                                  Investment        Investment        Investment         Investment         Investment
                                   Division          Division           Division           Division           Division
                                 1999     1998     1999     1998     1999      1998     1999      1998     1999     1998
                                 ----     ----     ----     ----     ----      ----     ----      ----     ----     ----

FROM OPERATIONS:
Net investment income (loss)   $        $        $         $       $         $        $         $        $        $
                                 144,023  59,566   54,348     1,444   8,494      (301) 105,425   129,872   19,416   76,272
Net realized gain (loss) on       36,499  19,356  (26,793)   29,183  11,373    (1,100) (87,437)   (8,898)  42,506    4,821
investments
Net change in unrealized
appreciation (depreciation)               93,032  (39,461)
                               ----       ------- --------
in investments                  (103,725)                     6,387 (19,754)   19,115  103,983  (129,609) 172,620   81,609
                                ---------                     --------------   ------- -------- --------- --------  ------

Increase (decrease) in net
assets resulting from                    171,954  (11,906)              113
                               -------   -------- -------- ---          ---
operations                        76,797                     37,014            17,714  121,971    (8,635) 234,542  162,702
                                  -------                    -------           ------- --------   ------- -------- -------

FROM UNIT TRANSACTIONS:

Purchase payments                 10,221 256,413   91,941   217,330      57    10,536   15,550   121,441   27,165  295,628

Redemptions                       (8,097)    (68) (75,176)             (733)           (47,529)                     (5,057)
                                                            (87,215)          (49,765)           (14,956) (19,275)

Net transfers
                                  61,936 413,117 (266,993)  493,481 (230,683)  301,473  358,604   568,691  127,077  475,807
                                  ------------------------  ----------------  -------- --------  -------  -------- -------


Increase (decrease) in net
assets resulting from unit               669,462 (250,228)
                               -------   -----------------
transactions                    64,060                      623,596 (231,359)  262,244  326,625   675,176  134,967  766,378
                                -------                     ----------------  -------- --------  -------- -------- -------



INCREASE (DECREASE) IN NET       140,857 841,416            660,610           279,958  448,596   666,541  369,509  929,080
ASSETS                                           (262,134)         (231,246)


NET ASSETS:
 Beginning of period                             1,008,052
                               ---      ----     ---------
                               1,633,097 791,681            347,442 283,690     3,732 1,321,493  654,952 1,706,575 777,495
                               --------- --------           ----------------    ---------------- -------------------------


 End of period                          $1,633,09$         $1,008,052        $283,690 $1,770,089 $1,321,493 $2,076,084 $1,706,575
                               =        ============       ===========       ===================  ========= ==========   =======
                               $1,773,954         745,918            52,444
                               ===========        ========           ======


                                (1)  The Investment Division commenced
                               operations on May 3, 1999.
                                (2) The Investment Division ceased operations in December 1998.
See notes to financial statements.







VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                  INVESCO VIF       Janus Aspen        Janus Aspen        Janus Aspen        Janus Aspen
                                 Total Return    Aggressive Growth   Flexible Income    Growth Portfolio    International
                                   Portfolio         Portfolio             Fund                              Growth Fund
                                  Investment        Investment         Investment         Investment         Investment
                                   Division           Division           Division           Division          Division
                                 1999     1998     1999      1998     1999     1998      1999     1998      1999     1998
                                 ----     ----     ----      ----     ----     ----      ----     ----      ----     ----
                                                                                (1)                                  (1)
FROM OPERATIONS:
Net investment income (loss)            $        $         $        $        $         $        $         $        $
                               $ 990      21,459   14,617    (2,085)   3,142        -    (3,513)  62,784    (1,027)      -



Net realized gain (loss) on      26,832    2,804  217,196    21,590      (58)       -   412,810   19,280    33,666       -
investments
Net change in unrealized
appreciation (depreciation)                                __88,568   (1,950) _____-    909,372  340,736           _____-
                               -        ---      --        --------- -------- -------   -------- -------- --       ------
in investments                  (11,643)   2,603  230,457                                                  193,569
                                --------   ------ --------                                                 -------

Increase (decrease) in net
assets resulting from                                      _108,073    1,134  _____-   1,318,669   422,800           _____-
                               --       ---      --        ---------   ------ -------  ---------  -------- --       ------
operations                       16,179   26,866  462,270                                                  226,208
                                 -------  ------- --------                                                 -------

FROM UNIT TRANSACTIONS:

Purchase payments                15,587  118,548    6,518    11,660      325        -   210,295  313,250     2,466       -

Redemptions                        (535)                -         -     (893)       -            (10,528)        -       -
                                         (45,680)                                       (28,216)

Net transfers                            324,383            275,115   79,548  _____-   1,368,935  1,006,018  509,034 _____-
                               -         ---------          --------  ------- -------  ---------  ---------- --------------
                               (458,329)         (211,493)



Increase (decrease) in net
assets resulting from unit                       (204,975)            78,980  _____-   1,551,014  1,308,740
                               -        --       --------- --         ------- -------  ----------  --------
transactions                   (443,277) 397,251            286,775                                        511,500   ___-
                               --------- --------           --------                                       --------  ----



INCREASE (DECREASE) IN NET               424,117  257,295   394,848   80,114        -  2,869,683  1,731,540  737,708       -
ASSETS                         (427,098)



NET ASSETS:
 Beginning of period                                                         __ ____-
                               ---      --       --        --       -----------------
                                586,412  162,295  513,156   118,308       -            2,205,991   474,451        -  _____-
                                -------- -------- --------  --------      --           ----------  --------       -- ------


 End of period                 $159,314 $586,412 $770,451  $513,156 $        $       $5,075,674  $2,205,991  $737,708 $
                               =========================== ===========       =======================================
                                                                      80,114       -                               -
                                                                      =======      ==                              =


                                (1)  The Investment Division commenced operations on May
                               3, 1999.
                                (2)  The Investment Division ceased operations in
                                 December 1998.
See notes to financial statements.







VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Montgomery
                                   Janus Aspen          Lexington          Montgomery          Variable       Prudential
                                 Worldwide Growth    Emerging Markets       Variable           Series:          Equity
                                    Portfolio              Fund        Series: Growth Fund  International      Portfolio
                                                                                            Small-Cap Fund
                               Investment Division     Investment      Investment Division   Investment       Investment
                                                         Division                              Division        Division
                                  1999      1998      1999     1998      1999      1998     1999     1998    1999    1998
                                  ----      ----      ----     ----      ----      ----     ----     ----    ----    ----
                                                                                                     (2)      (1)
FROM OPERATIONS:
Net investment income (loss)   $          $         $        $  2,121  $         $         $       $        $       $
                                (21,749)    54,821      (188)              (260)      (234)      -       25        -     -


Net realized gain (loss) on     328,017     49,687    (4,710) (13,744)   40,081    (28,953)      -     (833)       -     -
investments
Net change in unrealized
appreciation (depreciation)                           10,596                               _____-            _____- _____-
                               -          ----       --------------    ----      -------   ------- -----     -------------
in investments                 1,541,747   245,671                337    22,596      8,907              715
                               ----------  --------               ----   -------     ------             ---



Increase (decrease) in net
assets resulting from                                         (11,286)                     _____-            _____- _____-
                               -          ----      ---      --------- ----      ---       ------- ------    -------------
operations                     1,848,015   350,179     5,698             62,417    (20,280)             (93)
                               ----------  --------    ------            -------   --------             ----



FROM UNIT TRANSACTIONS:

Purchase payments                92,228    311,034       141    1,211    11,888      5,345       -    2,743        -     -


Redemptions                     (52,701)   (15,501)        -      (37)   (2,135)    (1,453)      -        -        -     -



Net transfers                                                 (12,766)                     _____-    (4,914) _____- _____-
                               ----       ----      --       --------- -         ----      -------  -------- -------------
                                889,190    886,730    (9,577)          (188,381)   130,188
                                --------   --------   -------          ---------   -------



Increase (decrease) in net
assets resulting from unit                                                                 _____-    (2,171)        _____-
                               ----       --        ---      --        ---       ----      -------  ------------    ------
transactions                    928,717   1,182,263   (9,436) (11,592) (178,628)   134,080                     ___-
                                --------  ----------  ------- -------- ---------   --------                    ----


INCREASE (DECREASE) IN NET     2,776,732  1,532,442   (3,738) (22,878)             113,800       -   (2,264)       -     -
ASSETS                                                                 (116,211)


NET ASSETS:
 Beginning of period                                           37,684                      ______-    2,264 __      _______-
                               --         -----     --       --------- --        --        -------- -----------     --------
                               2,467,741   935,299    14,806            350,823    237,023                    ____-
                               ----------  --------   -------           --------   --------                   -----


 End of period               $5,244,473  $2,467,741  $11,068  $14,806  $234,612   $350,823 $       $        $       $
                              ============================== ======== =========  ===================================
                                                                                                -         -       -     -
                                                                                                ==        =       ==    =


                                (1)  The Investment Division commenced operations on May
                               3, 1999.
                                (2)  The Investment Division ceased operations in
                                 December 1998.
See notes to financial statements.







VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------


                                  Safeco RST       Safeco RST         Schwab         Schwab Money
                               Equity Portfolio      Growth        MarketTrack     Market Portfolio      Schwab S&P 500
                                                    Portfolio         Growth                                Portfolio
                                                                    Portfolio II
                                  Investment       Investment      Investment     Investment Division  Investment Division
                                   Division         Division         Division
                                 1999     1998     1999    1998   1999     1998     1999      1998      1999       1998
                                 ----     ----     ----    ----   ----     ----     ----      ----      ----       ----
                                                   (1)
FROM OPERATIONS:
Net investment income (loss)   $        $        $        $      $       $        $         $         $         $
                                 50,611   46,481     (385)      -  39,416  12,867  163,146   105,134     2,596    (4,287)
Net realized gain (loss) on     121,904   12,370   (1,158)      -  17,208   2,320        -         -   381,532    56,465
investments
Net change in unrealized
appreciation (depreciation)                               _____-                  _         _
                               ----     -------  ---      -----------    ----     -----     -
in investments                  (85,448)  94,979   20,855          46,174  31,479   ____-     ____-    372,141   390,271
                                --------  -------  -------         ------- -------  ------    ------   --------  -------

Increase (decrease) in net
assets resulting from                                     _____-
                               -----    ----     ---      ------
operations                       87,067  153,830   19,312         102,798  46,666  163,146   105,134   756,269   442,449
                                 ------- --------  -------        -------- ------- --------  --------  --------  -------

FROM UNIT TRANSACTIONS:

Purchase payments                53,313   88,389       80       -   4,902   62,815  8,532,178  10,302,630  95,527   253,942

Redemptions                                          (752)      -    (772) (1,774)                     (65,853)  (54,693)
                                (16,064) (20,635)                                 (550,883) (182,390)

Net transfers                                             _____-
                               ----     ----     --       ------
                                (92,504) 539,747  204,488         (66,149) 285,802 (6,188,644)(9,371,004) 708,778  1,766,707
                                -------- -------- --------        -------- ------------------- ----------- ------- ---------

Increase (decrease) in net
assets resulting from unit                                _____-
                               ----     -----    --       ------
transactions                    (55,255) 607,501  203,816         (62,019)346,843 1,792,651  749,236   738,452  1,965,956
                                -------- -------- --------        -------------------------- --------  -------- ---------

INCREASE (DECREASE) IN NET       31,812  761,331  223,128       -  40,779 393,509 1,955,797  854,370  1,494,721  2,408,405
ASSETS

NET ASSETS:
 Beginning of period                                      ______-
                               --       -----    ----------------
                              1,135,970  374,639       -          597,289  203,780  2,581,019  1,726,649  3,264,011  855,606
                               ------------------      --         ---------------------------------------------- -------
 End of period               $1,167,782 $1,135,970 $223,128 $      $638,068 $597,289 $4,536,816 $2,581,019 $4,758,732 $3,264,011
                               ===========================================================================================
                                                               -


                                (1)  The Investment Division commenced operations on May
                               3, 1999.
                                (2)  The Investment Division ceased operations in
                                 December 1998.
See notes to financial statements.











VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                Scudder Capital  Scudder Growth &   SteinRoe Special   Strong Discovery  Strong VF Schafer
                                 Growth Fund A     Income Fund A      Venture Fund         Fund II           Value Fund
                                  Investment        Investment        Investment         Investment         Investment
                                   Division          Division           Division           Division           Division
                                 1999     1998     1999     1998     1999      1998     1999      1998     1999     1998
                                 ----     ----     ----     ----     ----      ----     ----      ----     ----     ----
                                 (1)               (1)                                                     (1)
FROM OPERATIONS:
Net investment income (loss)   $        $        $        $        $         $         $28,222  $         $ 3,008 $
                                   (412)      -      (35)       -      (758)  28,741              3,074                 -
Net realized gain (loss) on       3,855       -     (230)       -   (53,464)           (40,058)            (3,352)      -
investments                                                                  (68,775)           (56,933)
Net change in unrealized
appreciation (depreciation)             _____-            _____-                        (1,202)                   _____-
                               ---      -------  ------   -------  ----      --       --------- --       --       ------
in investments                   17,611             (371)            71,731  (39,504)            26,369    (8,252)
                                 -------            -----            ------- --------            -------   -------

Increase (decrease) in net
assets resulting fro7                   _____-            _____-                       (13,038)                   _____-
                               ---      -------  ------   -------  ----      --       --------- -        --       ------
operations                       21,054             (636)            17,509  (79,538)           (27,490)   (8,596)
                                 -------            -----            ------- --------           --------   -------

FROM UNIT TRANSACTIONS:

Purchase payments                20,621       -        -        -     3,676   11,975     2,228  128,370       200       -

Redemptions                                   -        -        -    (6,399)  (3,581)      (73)  (5,392)   (2,900)      -

Net transfers                           _____-     8,722  _____-                      (164,385)            94,833 _____-
                               ---      -------  -------- -------  -         ----     --------- -         --------------
                                 61,759                            (185,811)   6,698            (141,118)
                                 -------                           ---------   ------           ---------

Increase (decrease) in net
assets resulting from unit              _____-            _____-   (188,534)          (162,230)                   _____-
                               ---      -------  ----     -------  --------- ---      --------- -        --       ------
transactions                     82,380            8,722                      15,092            (18,140)   92,133
                                 -------           ------                     -------           --------   ------

INCREASE (DECREASE) IN NET      103,434       -    8,086        -                                          83,537       -
ASSETS                                                             (171,025) (64,446) (175,268) (45,630)

NET ASSETS:
 Beginning of period                    ______-           ______-   235,595            231,946                    ______-
                               ----------------- ----------------- --------- --        -------- --       ----------------
                                     -                -                      300,041            277,576        -
                                     --               --                     --------           --------       -
 End of period                 $103,434 $        $ 8,086  $        $ 64,570  $235,595 $ 56,678  $231,946  $83,537 $
                               ========================== ================== ================== ========= =========
                                             -                 -                                                       -
                                             ==                ==                                                      =


                                (1)  The Investment Division commenced
                               operations on May 3, 1999.
                                (2) The Investment Division ceased operations in December 1998.
See notes to financial statements.















VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER  31, 1999 AND 1998
-------------------------------------------------------------------------------------------

                                                 Van Kampen American
                                                   Capital L.I.T. -
                                    Van Eck      Morgan Stanley Real     Total Variable
                                Worldwide Hard    Estate Securities    Annuity - 1 Series
                                  Assets Fund         Portfolio             Account
                                  Investment     Investment Division
                                    Division
                                                                      ---------------------
                                 1999     1998     1999      1998       1999       1998
                                 ----     ----     ----      ----       ----       ----

FROM OPERATIONS:
Net investment income (loss)   $        $        $        $      800  $         $
                                      8      553    3,502               926,576   742,667
Net realized gain (loss) on               (2,319)     130    (6,038)  1,890,741   (17,745)
investments                        (697)
Net change in unrealized
appreciation (depreciation)               (1,780)  (1,522)        49
                               ---       -------- ------------------
in investments                    3,966                               4,823,936  1,774,799
                                  ------                              -------------------

Increase (decrease) in net
assets resulting from                     (3,546)            (5,189)
                               ---       -----------      ----------
operations                        3,277             2,110             7,641,253  2,499,721
                                  ------            ------            -------------------

FROM UNIT TRANSACTIONS:

Purchase payments                     -        -      732   12,067    9,389,262
                                                                                12,776,085

Redemptions                           -        -                 -               (526,519)
                                                  (14,287)             (959,866)

Net transfers                    (1,592)      79   19,342    34,085
                                 -------      ---  ----------------
                                                                        (25,484)   31,716

Increase (decrease) in net
assets resulting from unit                                   46,152
                               --       -------------     ---------
transactions                     (1,592)      79    5,787             8,403,912  12,281,282
                                 -------      ---   ------            --------------------

INCREASE (DECREASE) IN NET        1,685   (3,467)   7,897   40,963    16,045,165 14,781,003
ASSETS

NET ASSETS:
 Beginning of period                      11,888             2,888
                               ----       ---------       --------
                                  8,421            43,851             23,819,732    9,038,729
                                  ------           -------            -------------------
 End of period                  $10,106  $ 8,421  $51,748  $43,851   $39,864,897  $23,819,732
                                ======== ======== ======== ========   =====================

                                (1)  The Investment Division commenced
                               operations on May 3, 1999.
                                (2) The Investment Division ceased operations in December 1998.
See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.  HISTORY OF THE SERIES ACCOUNT

    The Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of First Great-West Life & Annuity Insurance Company (the Company) established under New York law. The Series Account commenced operations on January 15, 1997. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.  significant accountING policies

    The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

    Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

    Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

    Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

    The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

    Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

    Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.  CHARGES UNDER THE CONTRACT

    Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

    Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

    Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

    If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.  SELECTED DATA
======================

======================
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.
======================

                                           American                                                       Dreyfus
                      Alger     Alger      Century   American   Bankers    Bankers              Berger    VIF
                      American  American   VP        Century    Trust      Trust     Baron      IPT       Capital
                      Growth    Small-Cap  Capital   VP         EAFE       Small     Capital    Small     Appreciation
                      Portfolio Portfolio  AppreciatiInternationEquity     Cap       Asset Fund Company      Fund
                                                                Index Fund Index                Growth
                                                                             Fund                 Fund
======================-----------------------------------------------------------------------------------------------

======================
Date Commenced         5/15/97   5/15/97    5/15/97   5/15/97     5/3/99    5/3/99     5/3/99    5/15/97    5/3/99
Operations
======================

======================
1999
======================
 Beginning Unit        $16.70     $13.68    $10.38     $12.25     $10.00    $10.00    $10.00     $12.99     $10.00
Value
======================          =========  ========  =========  =========  ========  ========   ========
                      ========                                                                            =========
 Ending Unit Value     $22.15     $19.45    $16.93     $19.93     $12.00    $11.65    $11.43     $24.65     $10.24
======================                               =========             ========             ========
==============================  =========  ========             =========            ========             =========
 Number of Units      230,184.38 18,224.97  4,280.50  38,390.73    202.32   2,509.50  31,570.23  83,554.33 36,666.42
Outstanding
                                                     =========             ========             ========
==============================  =========  ========             =========            ========             =========
 Net Assets (000's)    $5,098       $355       $72       $765         $2       $29      $361     $2,060       $376
                      ========  =========  ========  =========  =========  ========  ========   ========  =========

======================
1998
======================
 Beginning Unit        $11.37     $11.94    $10.70     $10.40                                    $12.86
Value
======================                               =========
                      ========  =========  ========                                             ========
 Ending Unit Value     $16.70     $13.68    $10.38     $12.25                                    $12.99
======================                               =========
                      ========  =========  ========                                             ========
 Number of Units      157,992.77 19,678.27  3,373.44  14,930.27                                  38,814.23
Outstanding
======================                               =========
==============================  =========  ========                                             ========
 Net Assets (000's)    $2,639       $269       $35       $183                                      $504
                      ========  =========  ========  =========                                  ========

======================
1997
======================
 Beginning Unit        $10.00     $10.00    $10.00     $10.00                                    $10.00
Value
======================                               =========
                      ========  =========  ========                                             ========
 Ending Unit Value     $11.37     $11.94    $10.70     $10.40                                    $12.86
======================                               =========
==============================  =========  ========                                             ========
 Number of Units      31,803.04 8,711.21      0.00   4,712.98                                   17,749.02
Outstanding
                                           ========  =========                                  ========
                      ========  =========
 Net Assets (000's)      $362       $104       $ -        $49                                      $228
==============================  =========  ========  =========                                  ========





4.  SELECTED DATA
======================

                                           Federated                      INVESCO              Janus
                       Dreyfus  Federated  Fund for             INVESCO   VIF        INVESCO   Aspen      Janus
                       VIF      American   U.S.      Federated  VIF High  Industrial VIF       Aggressive Aspen
                       Growth   Leaders    GovernmentUtility    Yield     Income     Total     Growth     Flexible
                       &         Fund II   Securities Fund II   Portfolio Portfolio  Return    Portfolio  Income
                       Income                 II                                     Portfolio            Portfolio
                         Fund
                       ---------------------------------------------------------------------------------------------

                       5/3/99    5/15/97   5/15/97   5/15/97    5/15/97   5/15/97    5/15/97    5/15/97   5/3/99
Date Commenced
Operations

1999                   $10.00    $13.60    $11.36    $13.61     $11.18      $13.35   $12.15    $16.10      $10.00
----
                                ========   =======   =======    =======   =========  =======   =======
                       =======                                                                            ========
 Beginning Unit Value  $10.71    $14.39    $11.19    $13.72     $12.10      $15.20   $11.64    $35.99       $9.96
                       =======  ========   =======   =======    =======   =========  =======   =======    ========
 Ending Unit Value   29,116.61 123,305.45 66,641.48 3,821.33  146,273.87 136,557.41 13,690.83 21,406.15  8,047.56
                       =======  ========   =======   =======    =======   =========  =======   =======    ========
 Number of Units         $312    $1,774      $746       $52     $1,770      $2,076     $159      $770         $80
Outstanding
                       =======  ========   =======   =======    =======   =========  =======   =======    ========
 Net Assets (000's)

1998                             $11.66    $10.64    $12.05     $11.11      $11.68   $11.19    $12.10
----
                                ========   =======   =======    =======   =========  =======   =======
 Beginning Unit Value            $13.60    $11.36    $13.61     $11.18      $13.35   $12.15    $16.10
                                ========   =======   =======    =======   =========  =======   =======
 Ending Unit Value            120,058.09 88,762.96 20,842.24  118,241.11 127,823.11 48,269.37 31,869.72
                                ========   =======   =======    =======   =========  =======   =======
 Number of Units                 $1,633    $1,008      $284     $1,321      $1,707     $586      $513
Outstanding
                                ========   =======   =======    =======   =========  =======   =======
 Net Assets (000's)

1997                             $10.00    $         $10.00     $10.00      $10.00   $10.00    $10.00
----
                                            10.00
                                ========   =======   =======    =======   =========  =======   =======
 Beginning Unit Value            $11.66    $10.64    $12.05     $11.11      $11.68   $11.19    $12.10
                                ========   =======   =======    =======   =========  =======   =======
 Ending Unit Value              67,881.72  32,658.92 309.83     58,930.91 66,563.10  14,507.11 9,781.52
                                ========   =======   =======    =======   =========  =======   =======
 Number of Units                   $792      $347        $4       $655        $777     $162      $118
Outstanding
                                ========   =======   =======    =======   =========  =======   =======
 Net Assets (000's)







4.  SELECTED DATA



                               Janus                                       Montgomery
                      Janus    Aspen      Janus      Lexington  Montgomery Variable                          Safeco
                      Aspen    InternationAspen      Emerging   Variable   Series:   Prudential  Safeco RST  RST
                      Growth   Growth     Worldwide  Markets    Series:    InternationaEquity      Equity    Growth
                      PortfolioPortfolio  Growth        Fund    Growth     Small-Cap  Portfolio   Portfolio  Portfolio
                                          Portfolio                Fund      Fund
                      ---------------------------------------------------------------------------=====================

Date Commenced        5/15/97   5/3/99     5/15/97   5/15/97    5/15/97    5/15/97    5/3/99     5/15/97      5/3/99
Operations

1999
 Beginning Unit        $15.09    $10.00      $13.72     $5.73     $11.95      $8.51     $10.00     $13.86      $10.00
Value
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========
 Ending Unit Value     $21.55    $17.04      $22.37    $12.97     $14.31      $8.79      $9.85     $15.02      $11.44
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========
 Number of Units      235,562.17 43,282.60  234,428.34   853.03   16,395.18      0.00       0.00   77,731.57   19,507.00
Outstanding
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========
 Net Assets (000's)    $5,076      $738      $5,244       $11       $235       $  -       $  -     $1,168        $223
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========

1998
 Beginning Unit        $11.22                $10.73     $8.06     $11.71      $8.80                $11.19
Value
                      ========            ========== =========  =========  =========             =========
 Ending Unit Value     $15.09                $13.72     $5.73     $11.95     $ 8.51               $ 13.86
                      ========            ========== =========  =========  =========             =========
 Number of Units      146,172.46          179,884.07 2,582.22   29,364.46      0.00              81,951.27
Outstanding
                      ========            ========== =========  =========  =========             =========
 Net Assets (000's)    $2,206                $2,468       $15       $351         $-                $1,136
                      ========            ========== =========  =========  =========             =========
                      ========                       =========  =========  =========

1997
 Beginning Unit        $10.00                $10.00    $10.00     $10.00     $10.00                $10.00
Value
                      ========            ========== =========  =========  =========
                      ========            ========== =========  =========  =========             =========
 Ending Unit Value     $11.22                $10.73     $8.06     $11.71      $8.80                $11.19
                      ========            ========== =========  =========  =========
                      ========            ========== =========  =========  =========             =========
 Number of Units      42,289.81           87,156.01  4,677.90   20,245.76    257.15              33,470.59
Outstanding
                      ========            ========== =========  =========  =========
                      ========            ========== =========  =========  =========             =========
 Net Assets (000's)      $474                  $935       $38       $237         $2                 $ 375
                      ========            ========== =========  =========  =========             =========





4.  SELECTED DATA



                      Schwab                                                                              Van Eck
                      MarketTracSchwab                          Scudder    SteinRoe  Strong     Strong    Worldwide
                      Growth    Money      Schwab     Scudder   Growth &   Special   Discovery  VF        Hard
                      Portfolio Market     S&P 500    Capital   Income     Venture    Fund II   Schafer   Assets
                         II     Portfolio  Portfolio  Growth      Fund A     Fund               Value        Fund
                                                       Fund A                                     Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        5/15/97   5/15/97    5/15/97    5/3/99    5/3/99     5/15/97   5/15/97    5/3/99    5/15/97
Operations

1999
 Beginning Unit        $12.80     $10.69     $14.71    $10.00    $10.00      $9.07     $12.03    $10.00     $6.81
Value
                      ========  =========  =========  ========  ========   ========  =========  ========  ========
 Ending Unit Value     $15.18     $11.11     $17.57    $12.64     $9.36                $12.53     $8.64    $ 8.17
                                                                            $13.32
                      ========  =========  =========  ========  ========   ========  =========  ========  ========
 Number of Units      42,025.42 408,367.17 270,917.40 8,180.65   863.61    4,846.07  4,522.06   9,666.14  1,236.82
Outstanding
                      ========  =========  =========  ========  ========   ========  =========  ========  ========
 Net Assets (000's)      $638     $4,537     $4,759      $103        $8        $65        $57       $84       $10
                      ========  =========  =========  ========  ========   ========  =========  ========  ========

1998
 Beginning Unit        $11.42     $10.27     $11.58                                    $11.31               $9.94
Value                                                                       $11.07
                      ========  =========  =========                       ========  ===========          ========
 Ending Unit Value     $12.80     $10.69     $14.71                          $9.07     $12.03               $6.81
                      ========  =========  =========                       ========  ===========          ========
 Number of Units      46,662.83 241,333.04 221,962.56                      25,964.83 19,282.66            1,236.82
Outstanding
                      ========  =========  =========                       ========  ===========          ========
 Net Assets (000's)      $597     $2,581     $3,264                           $236       $232                  $8
                      ========  =========  =========                       ========  ===========          ========

1997
 Beginning Unit        $10.00     $10.00     $10.00                                    $10.00              $10.00
Value                                                                       $10.00
                      ========  =========  =========                       ========  ===========          ========
                      ========  =========  =========                       ========  ===========          ========
 Ending Unit Value     $11.42     $10.27     $11.58                                    $11.31              $ 9.94
                                                                            $11.07
                      ========  =========  =========                       ========  ===========          ========
                      ========  =========  =========                       ========  ===========          ========
 Number of Units      17,849.53 168,197.49 73,884.33                       27,112.37 24,541.58            1,195.62
Outstanding
                      ========  =========  =========                       ========  ===========          ========
                      ========  =========  =========                       ========  ===========          ========
 Net Assets (000's)      $204     $1,727       $856                           $300       $278                 $12
                      ========  =========  =========                       ========  ===========          ========

                                  Van Kampen American
                                    Capital L.I.T. -
                                  Morgan Stanley Real
                                   Estate Securities
                                       Portfolio
-------------------------------------------------------

----------------------------------
Date Commenced Operations               9/17/97
----------------------------------

----------------------------------
1999
----------------------------------
 Beginning Unit Value                     $ 9.33
----------------------------------
                                     ============
 Ending Unit Value                        $ 8.94
----------------------------------
                                     ============
 Number of Units Outstanding            5,789.35
----------------------------------
----------------------------------   ============
 Net Assets (000's)                          $52
                                     ============

----------------------------------
1998
----------------------------------
 Beginning Unit Value                     $10.56
----------------------------------
                                     ============
 Ending Unit Value                         $9.33
----------------------------------
                                     ============
 Number of Units Outstanding            4,699.89
----------------------------------
----------------------------------   ============
 Net Assets (000's)                          $44
                                     ============

----------------------------------
1997
----------------------------------
 Beginning Unit Value                     $10.00
----------------------------------
                                     ============
 Ending Unit Value                        $10.56
----------------------------------
----------------------------------   ============
 Number of Units Outstanding              273.65
----------------------------------   ============
 Net Assets (000's)                           $3
                                     ============

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
-------------------------------------------------------------------------------

1.   HISTORY OF THE SERIES ACCOUNT

     The Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of First Great-West Life & Annuity Insurance Company (the Company) established under New York law. The Series Account commenced operations on January 15, 1997. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.   significant accountING policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net  Transfers  -  Net  transfers  include  transfers  between   investment
     divisions of the Series Account as well as transfers between other investment options of the Company.

3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

     Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

     Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.  SELECTED DATA
======================

======================
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.
======================

                                           American                                                       Dreyfus
                      Alger     Alger      Century   American   Bankers    Bankers              Berger    VIF
                      American  American   VP        Century    Trust      Trust     Baron      IPT       Capital
                      Growth    Small-Cap  Capital   VP         EAFE       Small     Capital    Small     Appreciation
                      Portfolio Portfolio  AppreciatiInternationEquity     Cap       Asset Fund Company      Fund
                                                                Index Fund Index                Growth
                                                                             Fund                 Fund
======================-----------------------------------------------------------------------------------------------

======================
Date Commenced         5/15/97   5/15/97    5/15/97   5/15/97     5/3/99    5/3/99     5/3/99    5/15/97    5/3/99
Operations
======================

======================
1999
======================
 Beginning Unit        $16.70     $13.68    $10.38     $12.25     $10.00    $10.00    $10.00     $12.99     $10.00
Value
======================          =========  ========  =========  =========  ========  ========   ========
                      ========                                                                            =========
 Ending Unit Value     $22.15     $19.45    $16.93     $19.93     $12.00    $11.65    $11.43     $24.65     $10.24
======================                               =========             ========             ========
==============================  =========  ========             =========            ========             =========
 Number of Units      230,184.38 18,224.97  4,280.50  38,390.73    202.32   2,509.50  31,570.23  83,554.33 36,666.42
Outstanding
                                                     =========             ========             ========
==============================  =========  ========             =========            ========             =========
 Net Assets (000's)    $5,098       $355       $72       $765         $2       $29      $361     $2,060       $376
                      ========  =========  ========  =========  =========  ========  ========   ========  =========

======================
1998
======================
 Beginning Unit        $11.37     $11.94    $10.70     $10.40                                    $12.86
Value
======================                               =========
                      ========  =========  ========                                             ========
 Ending Unit Value     $16.70     $13.68    $10.38     $12.25                                    $12.99
======================                               =========
                      ========  =========  ========                                             ========
 Number of Units      157,992.77 19,678.27  3,373.44  14,930.27                                  38,814.23
Outstanding
======================                               =========
==============================  =========  ========                                             ========
 Net Assets (000's)    $2,639       $269       $35       $183                                      $504
                      ========  =========  ========  =========                                  ========

======================
1997
======================
 Beginning Unit        $10.00     $10.00    $10.00     $10.00                                    $10.00
Value
======================                               =========
                      ========  =========  ========                                             ========
 Ending Unit Value     $11.37     $11.94    $10.70     $10.40                                    $12.86
======================                               =========
==============================  =========  ========                                             ========
 Number of Units      31,803.04 8,711.21      0.00   4,712.98                                   17,749.02
Outstanding
                                           ========  =========                                  ========
                      ========  =========
 Net Assets (000's)      $362       $104       $ -        $49                                      $228
==============================  =========  ========  =========                                  ========





4.  SELECTED DATA
======================

                                           Federated                      INVESCO              Janus
                       Dreyfus  Federated  Fund for             INVESCO   VIF        INVESCO   Aspen      Janus
                       VIF      American   U.S.      Federated  VIF High  Industrial VIF       Aggressive Aspen
                       Growth   Leaders    GovernmentUtility    Yield     Income     Total     Growth     Flexible
                       &         Fund II   Securities Fund II   Portfolio Portfolio  Return    Portfolio  Income
                       Income                 II                                     Portfolio            Portfolio
                         Fund
                       ---------------------------------------------------------------------------------------------

                       5/3/99    5/15/97   5/15/97   5/15/97    5/15/97   5/15/97    5/15/97    5/15/97   5/3/99
Date Commenced
Operations

1999                   $10.00    $13.60    $11.36    $13.61     $11.18      $13.35   $12.15    $16.10      $10.00
----
                                ========   =======   =======    =======   =========  =======   =======
                       =======                                                                            ========
 Beginning Unit Value  $10.71    $14.39    $11.19    $13.72     $12.10      $15.20   $11.64    $35.99       $9.96
                       =======  ========   =======   =======    =======   =========  =======   =======    ========
 Ending Unit Value   29,116.61 123,305.45 66,641.48 3,821.33  146,273.87 136,557.41 13,690.83 21,406.15  8,047.56
                       =======  ========   =======   =======    =======   =========  =======   =======    ========
 Number of Units         $312    $1,774      $746       $52     $1,770      $2,076     $159      $770         $80
Outstanding
                       =======  ========   =======   =======    =======   =========  =======   =======    ========
 Net Assets (000's)

1998                             $11.66    $10.64    $12.05     $11.11      $11.68   $11.19    $12.10
----
                                ========   =======   =======    =======   =========  =======   =======
 Beginning Unit Value            $13.60    $11.36    $13.61     $11.18      $13.35   $12.15    $16.10
                                ========   =======   =======    =======   =========  =======   =======
 Ending Unit Value            120,058.09 88,762.96 20,842.24  118,241.11 127,823.11 48,269.37 31,869.72
                                ========   =======   =======    =======   =========  =======   =======
 Number of Units                 $1,633    $1,008      $284     $1,321      $1,707     $586      $513
Outstanding
                                ========   =======   =======    =======   =========  =======   =======
 Net Assets (000's)

1997                             $10.00    $         $10.00     $10.00      $10.00   $10.00    $10.00
----
                                            10.00
                                ========   =======   =======    =======   =========  =======   =======
 Beginning Unit Value            $11.66    $10.64    $12.05     $11.11      $11.68   $11.19    $12.10
                                ========   =======   =======    =======   =========  =======   =======
 Ending Unit Value              67,881.72  32,658.92 309.83     58,930.91 66,563.10  14,507.11 9,781.52
                                ========   =======   =======    =======   =========  =======   =======
 Number of Units                   $792      $347        $4       $655        $777     $162      $118
Outstanding
                                ========   =======   =======    =======   =========  =======   =======
 Net Assets (000's)







4.  SELECTED DATA



                               Janus                                       Montgomery
                      Janus    Aspen      Janus      Lexington  Montgomery Variable                          Safeco
                      Aspen    InternationAspen      Emerging   Variable   Series:   Prudential  Safeco RST  RST
                      Growth   Growth     Worldwide  Markets    Series:    InternationaEquity      Equity    Growth
                      PortfolioPortfolio  Growth        Fund    Growth     Small-Cap  Portfolio   Portfolio  Portfolio
                                          Portfolio                Fund      Fund
                      ---------------------------------------------------------------------------=====================

Date Commenced        5/15/97   5/3/99     5/15/97   5/15/97    5/15/97    5/15/97    5/3/99     5/15/97      5/3/99
Operations

1999
 Beginning Unit        $15.09    $10.00      $13.72     $5.73     $11.95      $8.51     $10.00     $13.86      $10.00
Value
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========
 Ending Unit Value     $21.55    $17.04      $22.37    $12.97     $14.31      $8.79      $9.85     $15.02      $11.44
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========
 Number of Units      235,562.17 43,282.60  234,428.34   853.03   16,395.18      0.00       0.00   77,731.57   19,507.00
Outstanding
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========
 Net Assets (000's)    $5,076      $738      $5,244       $11       $235       $  -       $  -     $1,168        $223
                      ======== =========  ========== =========  =========  ========= ==========  =========   =========

1998
 Beginning Unit        $11.22                $10.73     $8.06     $11.71      $8.80                $11.19
Value
                      ========            ========== =========  =========  =========             =========
 Ending Unit Value     $15.09                $13.72     $5.73     $11.95     $ 8.51               $ 13.86
                      ========            ========== =========  =========  =========             =========
 Number of Units      146,172.46          179,884.07 2,582.22   29,364.46      0.00              81,951.27
Outstanding
                      ========            ========== =========  =========  =========             =========
 Net Assets (000's)    $2,206                $2,468       $15       $351         $-                $1,136
                      ========            ========== =========  =========  =========             =========
                      ========                       =========  =========  =========

1997
 Beginning Unit        $10.00                $10.00    $10.00     $10.00     $10.00                $10.00
Value
                      ========            ========== =========  =========  =========
                      ========            ========== =========  =========  =========             =========
 Ending Unit Value     $11.22                $10.73     $8.06     $11.71      $8.80                $11.19
                      ========            ========== =========  =========  =========
                      ========            ========== =========  =========  =========             =========
 Number of Units      42,289.81           87,156.01  4,677.90   20,245.76    257.15              33,470.59
Outstanding
                      ========            ========== =========  =========  =========
                      ========            ========== =========  =========  =========             =========
 Net Assets (000's)      $474                  $935       $38       $237         $2                 $ 375
                      ========            ========== =========  =========  =========             =========





4.  SELECTED DATA



                      Schwab                                                                              Van Eck
                      MarketTracSchwab                          Scudder    SteinRoe  Strong     Strong    Worldwide
                      Growth    Money      Schwab     Scudder   Growth &   Special   Discovery  VF        Hard
                      Portfolio Market     S&P 500    Capital   Income     Venture    Fund II   Schafer   Assets
                         II     Portfolio  Portfolio  Growth      Fund A     Fund               Value        Fund
                                                       Fund A                                     Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        5/15/97   5/15/97    5/15/97    5/3/99    5/3/99     5/15/97   5/15/97    5/3/99    5/15/97
Operations

1999
 Beginning Unit        $12.80     $10.69     $14.71    $10.00    $10.00      $9.07     $12.03    $10.00     $6.81
Value
                      ========  =========  =========  ========  ========   ========  =========  ========  ========
 Ending Unit Value     $15.18     $11.11     $17.57    $12.64     $9.36                $12.53     $8.64    $ 8.17
                                                                            $13.32
                      ========  =========  =========  ========  ========   ========  =========  ========  ========
 Number of Units      42,025.42 408,367.17 270,917.40 8,180.65   863.61    4,846.07  4,522.06   9,666.14  1,236.82
Outstanding
                      ========  =========  =========  ========  ========   ========  =========  ========  ========
 Net Assets (000's)      $638     $4,537     $4,759      $103        $8        $65        $57       $84       $10
                      ========  =========  =========  ========  ========   ========  =========  ========  ========

1998
 Beginning Unit        $11.42     $10.27     $11.58                                    $11.31               $9.94
Value                                                                       $11.07
                      ========  =========  =========                       ========  ===========          ========
 Ending Unit Value     $12.80     $10.69     $14.71                          $9.07     $12.03               $6.81
                      ========  =========  =========                       ========  ===========          ========
 Number of Units      46,662.83 241,333.04 221,962.56                      25,964.83 19,282.66            1,236.82
Outstanding
                      ========  =========  =========                       ========  ===========          ========
 Net Assets (000's)      $597     $2,581     $3,264                           $236       $232                  $8
                      ========  =========  =========                       ========  ===========          ========

1997
 Beginning Unit        $10.00     $10.00     $10.00                                    $10.00              $10.00
Value                                                                       $10.00
                      ========  =========  =========                       ========  ===========          ========
                      ========  =========  =========                       ========  ===========          ========
 Ending Unit Value     $11.42     $10.27     $11.58                                    $11.31              $ 9.94
                                                                            $11.07
                      ========  =========  =========                       ========  ===========          ========
                      ========  =========  =========                       ========  ===========          ========
 Number of Units      17,849.53 168,197.49 73,884.33                       27,112.37 24,541.58            1,195.62
Outstanding
                      ========  =========  =========                       ========  ===========          ========
                      ========  =========  =========                       ========  ===========          ========
 Net Assets (000's)      $204     $1,727       $856                           $300       $278                 $12
                      ========  =========  =========                       ========  ===========          ========

                                  Van Kampen American
                                    Capital L.I.T. -
                                  Morgan Stanley Real
                                   Estate Securities
                                       Portfolio
-------------------------------------------------------

----------------------------------
Date Commenced Operations               9/17/97
----------------------------------

----------------------------------
1999
----------------------------------
 Beginning Unit Value                     $ 9.33
----------------------------------
                                     ============
 Ending Unit Value                        $ 8.94
----------------------------------
                                     ============
 Number of Units Outstanding            5,789.35
----------------------------------
----------------------------------   ============
 Net Assets (000's)                          $52
                                     ============

----------------------------------
1998
----------------------------------
 Beginning Unit Value                     $10.56
----------------------------------
                                     ============
 Ending Unit Value                         $9.33
----------------------------------
                                     ============
 Number of Units Outstanding            4,699.89
----------------------------------
----------------------------------   ============
 Net Assets (000's)                          $44
                                     ============

----------------------------------
1997
----------------------------------
 Beginning Unit Value                     $10.00
----------------------------------
                                     ============
 Ending Unit Value                        $10.56
----------------------------------
----------------------------------   ============
 Number of Units Outstanding              273.65
----------------------------------   ============
 Net Assets (000's)                           $3
                                     ============







                First Great-West Life & Annuity Insurance Company
                          (A wholly-owned subsidiary of
                  Great-West Life & Annuity Insurance Company)
                   -------------------------------------------

              Financial Statements for the Years Ended December 31,
                1999, 1998, and for the period from April 4, 1997
           (Inception) to December 31, 1997 and Independent Auditors'
                                     Report

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of First Great-West Life & Annuity Insurance Company:

We have  audited the  accompanying  balance  sheets of First  Great-West  Life &
Annuity  Insurance  Company (a  wholly-owned  subsidiary  of  Great-West  Life &
Annuity Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity, and cash flows for the years then ended and for the period from April 4, 1997 (Inception) to December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended and for the period from April 7, 1997 (Inception) to December 31, 1997, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
January 31, 2000

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 1999 AND 1998

===============================================================================================================
[Dollars in thousands except for share information]

ASSETS                                                                 1999             1998
                                                                  ---------------  ---------------
INVESTMENTS:
  Fixed maturities:
    Held-to-maturity, at amortized cost
      (fair value $35,335 and $15,044)                          $        37,050  $        14,500
    Available-for-sale, at fair value
      (amortized cost $77,740 and $63,321)                               74,149           65,154
  Short-term investments, available-for-sale (cost
    approximates fair value)                                              1,600              699
                                                                  ---------------  ---------------
  Total Investments                                                     112,799           80,353

Cash                                                                      5,443              705
Reinsurance receivable                                                    1,426              123
Deferred policy acquisition costs                                         1,702              381
Investment income due and accrued                                         1,204              695
Other assets                                                              3,366               19
Premiums in course of collection                                            537
Deferred income taxes                                                     2,050              983
Due from Parent Corporation                                               3,302
Separate account assets                                                  39,881           23,836
                                                                  ---------------  ---------------

   TOTAL ASSETS                                                 $       171,710  $       107,095
                                                                  ===============  ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
  Policy reserves                                               $        93,434  $        64,320
  Policy and contract claims                                              4,894              125
  Policyholder funds                                                         93
GENERAL LIABILITIES:
  Due to Parent Corporation                                                                2,077
  Other liabilities                                                       2,794               95
  Separate account liabilities                                           39,881           23,836
                                                                  ---------------  ---------------

  Total Liabilities                                                     141,096           90,453
                                                                  ---------------  ---------------
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER'S EQUITY:
  Common stock, $1,000 par value, 10,000 shares
    authorized, 2,500 shares issued, and outstanding                      2,500            2,500
  Additional paid-in capital                                             28,600           12,600
  Accumulated other comprehensive income (loss)                          (2,334)             717
  Retained earnings                                                       1,848              825
                                                                  ---------------  ---------------
  Total Stockholder's Equity                                             30,614           16,642
                                                                  ---------------  ---------------
   TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $       171,710  $       107,095
                                                                  ===============  ===============
See notes to financial statements.


FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE

===============================================================================================================
PERIOD  FROM  APRIL 4,  1997  (INCEPTION)  TO  DECEMBER  31,  1997  [Dollars  in
thousands]

                                                     1999             1998            1997
                                                ---------------  ---------------  --------------
REVENUES:

  Premiums and fee income                     $      9,836     $          78    $         21
  Net investment income                              6,278             3,367             243
  Net realized gains (losses) on investments            (6)               74
                                                ---------------  ---------------  --------------

                                                    16,108             3,519             264
                                                ---------------  ---------------  --------------
BENEFITS AND EXPENSES:
  Life and other policy benefits                     4,391                50
  Increase in reserves                               4,003
  Interest paid or credited to
   Contractholders                                   4,584             1,687
  General and administrative expenses                1,466               387             213
                                                ---------------  ---------------  --------------

                                                    14,444             2,124             213
                                                ---------------  ---------------  --------------

INCOME BEFORE INCOME TAXES                           1,664             1,395              51

PROVISION FOR INCOME TAXES:
  Current                                               65             1,920              71
  Deferred                                             576            (1,317)            (53)
                                                ---------------  ---------------  --------------

                                                       641               603              18
                                                ---------------  ---------------  --------------

NET INCOME                                    $      1,023     $         792    $         33
                                                ===============  ===============  ==============







See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD
===============================================================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997 [Dollars in thousands except for share information]

                                                                                       Accumulated

                                                                       Additional         Other
                                                                        Paid-in       Comprehensive       Retained
                                           Shares         Amount        Capital       Income (Loss)       Earnings        Total
                                        -------------  -------------  -------------   ---------------   -------------  -------------

Capital contributions                        2,500   $      2,500   $      4,000   $                 $               $      6,500
  Net income                                                                                                    33             33
  Other comprehensive income                                                                   5                                5
                                                                                                                       -------------
Comprehensive income                                                                                                           38
                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1997                   2,500          2,500          4,000               5                33          6,538
    Net income                                                                                                 792            792
    Other comprehensive income                                                               712                              712
                                                                                                                       -------------
  Comprehensive income                                                                                                      1,504
                                                                                                                       -------------
  Capital contribution                                                     8,600                                            8,600
                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1998                   2,500          2,500         12,600             717               825         16,642
    Net income                                                                                               1,023          1,023
    Other comprehensive income                                                            (3,051)                          (3,051)
(loss)
                                                                                                                       -------------
  Comprehensive income (loss)                                                                                              (2,028)
                                                                                                                       -------------
  Capital contribution                                                    16,000                                           16,000
                                        -------------  -------------  -------------   ---------------   -------------  -------------

BALANCE, DECEMBER 31, 1999                   2,500   $      2,500   $     28,600   $      (2,334)    $       1,848   $     30,614
                                        =============  =============  =============   ===============   =============  =============

See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD

===============================================================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997
[Dollars in thousands]

                                                         1999           1998           1997
                                                      ------------   ------------  -------------
OPERATING ACTIVITIES:

  Net income                                        $    1,023    $        792   $        33
  Adjustments to reconcile net income to net cash
    Provided by operating activities
      Amortization of investments                           59              12           (19)
      Realized losses (gains) on sale of                     6             (74)
investments

      Deferred income taxes                                576          (1,317)          (53)
  Changes in assets and liabilities:
      Accrued interest and other receivables            (1,046)           (671)          (24)
      Policy benefit liabilities                        13,389           1,859
      Reinsurance receivable                            (1,303)           (123)
      Other, net                                        (1,145)         (1,361)          326
                                                      ------------   ------------  -------------
        Net cash (used in) provided
          by operating activities                       11,559            (883)          263
                                                      ------------   ------------  -------------

INVESTING ACTIVITIES:

Proceeds from sales, maturities, and redemptions of investments:

  Fixed maturities:
    Held-to-maturity                                       447
    Available-for-sale                                  15,683          73,340

Purchases of investments:
  Fixed maturities:
    Held-to-maturity                                   (23,000)        (14,500)
    Available-for-sale                                 (31,066)       (131,924)       (5,354)
                                                      ------------   ------------  -------------
        Net cash used in investing activities          (37,936)        (73,084)       (5,354)
                                                      ------------   ------------  -------------





See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD
===============================================================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997
[Dollars in thousands]


                                                         1999           1998           1997
                                                      ------------   ------------  -------------
FINANCING ACTIVITIES:

  Contract deposits, net of withdrawals                 20,494          62,502            84
  Due to Parent Corporation                             (5,379)          1,922           155
  Capital contributions                                 16,000           8,600         6,500
                                                      ------------   ------------  -------------
        Net cash provided by financing activities       31,115          73,024         6,739
                                                      ------------   ------------  -------------

NET (DECREASE) INCREASE IN CASH                          4,738            (943)        1,648

CASH, BEGINNING OF PERIOD                                  705           1,648             0
                                                      ------------   ------------  -------------

CASH, END OF PERIOD                                 $    5,443    $        705   $     1,648
                                                      ============   ============  =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid (received) during the year for:

    Income taxes                                    $   (1,073)   $      2,390   $         0









See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 AND THE PERIOD
===============================================================================
FROM APRIL 4, 1997 (INCEPTION) TO DECEMBER 31, 1997 [Dollars in thousands except for share information]

1. ORGANIZATION

        Organization - First Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (the Parent Corporation). The Company was incorporated as a stock life insurance company in the State of New York and was capitalized on April 4, 1997, through a $6,000 cash investment from the Parent Corporation for 2,000 shares of common stock. On December 29, 1997, the Company issued an additional 500 shares of common stock to the Parent Corporation for $500. The Company was licensed as an insurance company in the State of New York on May 28, 1997. The Company does business in New York through two business segments.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

        Cash - Cash includes only amounts in demand deposit accounts.

        Investments - Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

        Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity.

        The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs was $112, $0, and $0 in 1999, 1998, and 1997, respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of various external mutual funds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administration fees, and mortality and expense risk charges.

        Due to/from Parent Corporation - Due to/from Parent Corporation includes amounts due on demand.

        Policy Reserves - Life insurance reserves of $93,315 and $64,228 at December 31, 1999 and 1998 are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $119 and $92 are carried at contractholders' account value at December 31, 1999 and 1998, respectively.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Recognition of Premium Income and Expenses - Life insurance premiums are recognized when due. Revenues for annuity and other contracts without significant life contingencies are recognized as received. They consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from assets under management, consisting of contract maintenance fees, administration fees and mortality and expense risk charges, and is recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered.

        Regulatory Requirements - In accordance with the requirements of the State of New York, the Company must demonstrate adequate capital. At December 31, 1999, the Company was in compliance with the requirement.

        The Company is also required to maintain an investment deposit in the amount of $5,000 in cash or investment certificates with the New York Insurance Commissioner for the protection of policyholders in the event the Company is unable to satisfactorily meet its contractual obligations. A United States Treasury obligation, whose cost approximates market value, was designated to meet this requirement at December 31, 1999.

3. RELATED-PARTY TRANSACTIONS

        The Company and the Parent Corporation have service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio and the Company provides certain services for the Parent Corporation. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force. These transactions are summarized as follows:

                                                                  Years Ended
                                                                  December 31,
                                                      -------------------------------------
                                                         1999         1998         1997
        ============================================  -----------  -----------  -----------
        Investment management expense

        ============================================
          (included in net investment income)       $       96   $       47   $        4
        ============================================
        Administrative services

        ============================================
          (included in operating expenses)                 (28)         (48)         (15)
        ============================================

===============================================================================
        The Company and the Parent  Corporation  have an  agreement  whereby the
        Parent  Corporation   provides  certain  financial  support  related  to
        maintaining adequate regulatory surplus and liquidity.

4. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to the Parent Corporation up to a maximum of $1,250 of coverage per individual life. Any excess amount is reinsured to a third party.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1999 and 1998, the reinsurance receivable had a carrying value of $1,426 and $123, respectively.

        Total reinsurance premiums ceded to the Parent Corporation in 1999, 1998, and 1997 were $43, $61, and $0, respectively.

        On December 1, 1999, the Company entered into an assumption reinsurance agreement with Anthem Health & Life Insurance Company of New York (AH&L
        NY), to acquire a block of life and health insurance business. The Company also agreed to the assignment of a coinsurance agreement between the Parent and AH&L NY on certain policies that would not be transferred to the Company via assumption reinsurance. The business primarily consists of administration services only and stop loss policies. The Company assumed $7,904 of policy reserves and miscellaneous assets and liabilities in exchange for equal consideration from AH&L NY and the Parent.

        The following schedule details life insurance in force and life and accident/health premiums:


                                               Ceded        Assumed                     Percentage
                                             Primarily     Primarily                    of Amount
                                                to

                                Gross        the Other    from Other        Net          Assumed
                                Amount       Companies     Companies       Amount         to Net
                             -------------  ------------  ------------  -------------  -------------
        December 31, 1999:
          Life insurance in force:
            Individual     $    329,346   $    125,222  $   173,773   $    377,897       46.0%
            Group             1,075,000                                  1,075,000        0.0%
                             -------------  ------------  ------------  -------------
          Total            $  1,404,346   $    125,222  $   173,773   $  1,452,897
                             =============  ============  ============  =============

          Premium Income:
            Life insurance $        685   $         57  $        93   $        721       12.9%
                                  9,471          1,064           23          8,430        0.3%
        Accident/health

                             -------------  ------------  ------------  -------------
          Total            $     10,156   $      1,121  $       116   $      9,151
                             =============  ============  ============  =============

        December 31, 1998:
          Life insurance in force:
            Individual     $    251,792   $    173,773  $             $     78,019        0.0%
            Group                                                                         0.0%
                             -------------  ------------  ------------  -------------
          Total            $    251,792   $    173,773  $             $     78,019
                             =============  ============  ============  =============

          Premium Income:
            Life insurance $              $             $             $                   0.0%
                                                    61                                    0.0%
        Accident/health

                             -------------  ------------  ------------  -------------
          Total            $              $         61  $             $        (61)
                             =============  ============  ============  =============


5. SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                   Gross        Gross      Estimated
                                    Amortized   Unrealized    Unrealized      Fair       Carrying
                                      Cost         Gains        Losses       Value        Value
                                    ----------  ------------  -----------  -----------  -----------
        Held-to-Maturity:
          Corporate bonds         $   30,050  $             $    1,717   $   28,333   $   30,050
          Public utilities             7,000           2                      7,002        7,000
                                    ----------  ------------  -----------  -----------  -----------
                                  $   37,050  $        2    $    1,717   $   35,335   $   37,050
                                    ==========  ============  ===========  ===========  ===========
        Available-for-Sale:
         U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
           Collateralized
        mortgage

            obligations           $   17,918  $             $      630   $   17,288   $   17,288
           Other                       4,999                         5        4,994        4,994
         Collateralized mortgage

            obligations               19,952                     1,371       18,581       18,581
         Corporate bonds              34,871                     1,585       33,286       33,286
                                    ----------  ------------  -----------  -----------  -----------
                                  $   77,740  $             $    3,591   $   74,149   $   74,149
                                    ==========  ============  ===========  ===========  ===========

        Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                   Gross        Gross      Estimated
                                    Amortized   Unrealized    Unrealized      Fair       Carrying
                                      Cost         Gains        Losses       Value        Value
                                    ----------  ------------  -----------  -----------  -----------
        Held-to-Maturity:
          Corporate bonds         $   14,500  $      544    $            $   15,044   $   14,500
                                    ----------  ------------  -----------  -----------  -----------
                                  $   14,500  $      544    $            $   15,044   $   14,500
                                    ==========  ============  ===========  ===========  ===========
        Available-for-Sale:
         U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
           Collateralized
        mortgage

             Obligations          $   17,963  $    1,063    $            $   19,026   $   19,026
           Other                       4,999          59                      5,058        5,058
         Collateralized mortgage

             Obligations              19,956         331                     20,287       20,287
         Corporate bonds              20,403         380                     20,783       20,783
                                    ----------  ------------  -----------  -----------  -----------
                                  $   63,321  $    1,833    $            $   65,154   $   65,154
                                    ==========  ============  ===========  ===========  ===========

          The   collateralized   mortgage   obligations   consist  primarily  of
        sequential and planned amortization classes with final stated maturities of two to thirty  years and  average  lives of less than one to  fifteen years.  Prepayments  on all  mortgage-backed  securities  are  monitored monthly and  amortization  of the premium  and/or the  accretion  of the discount  associated with the purchase of such securities is adjusted by such prepayments.

        See Note 6 for additional information on policies regarding estimated fair value of fixed maturities.

        The  amortized   cost  and  estimated   fair  value  of  fixed  maturity
        investments  at December 31,  1999,  by  projected  maturity,  are shown below.  Actual  maturities  will likely  differ  from these  projections because borrowers may have the right to call or prepay  obligations with or without call or prepayment penalties.

                                                Held-to-Maturity         Available-for-Sale

                                             ------------------------  ------------------------
                                             Amortized    Estimated    Amortized     Estimated
                                                Cost      Fair Value      Cost       Fair
                                                                                       Value

                                             -----------  -----------  -----------   ----------
        Due in one year or less            $      260   $      247   $    4,999   $     4,994
        Due after one year through five         1,952        1,851
        years
        Due after five years through ten       15,770       15,233       15,007        13,982
        years
        Due after ten years                     7,302        6,817       10,000         9,920
        Mortgage-backed securities                                       37,870        35,869
        Asset-backed securities                11,766       11,187        9,864         9,384
                                             -----------  -----------  -----------   ----------
                                           $   37,050   $   35,335   $   77,740   $    74,149
                                             ===========  ===========  ===========   ==========

        Proceeds from sales of securities available-for-sale were $15,158, $68,109, and $0 during 1999, 1998, and 1997, respectively. The realized gains on such sales totaled $15, $201, and $0 for 1999, 1998, and 1997, respectively. The realized losses totaled $21, $127, and $0 for 1999, 1998, and 1997, respectively.

6. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                               December 31,
                                             --------------------------------------------------
                                                      1999                      1998
                                             ------------------------  ------------------------
                                              Carrying    Estimated     Carrying    Estimated
                                               Amount     Fair Value     Amount     Fair Value
                                             -----------  -----------  -----------  -----------
        ASSETS:

          Fixed maturities and short-term
            Investments                    $  112,799   $  111,084   $   80,353   $   80,897
        LIABILITIES:
          Annuity contract reserves
        without

            life contingencies                    119          119           92           92

        The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        The fair value of annuity contract reserves without life contingencies are estimated by discounting the cash flows to maturity of the contracts, utilizing current credited rates for similar products.

        The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short-term nature.

7. FEDERAL INCOME TAXES

    The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                 1999           1998           1997
                                              -----------    -----------    ------------
        Federal tax rate                          35.0   %       35.0   %       35.0    %
        Change in tax rate resulting from:
          State taxes                              4.6            6.8
          Other                                   (1.1)           1.4
                                              -----------    -----------    ------------
        Total                                     38.5   %       43.2   %       35.0    %
                                              ===========    ===========    ============

        Temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 1999, and 1998 are as follows:

                                                1999                     1998
                                        ----------------------  -----------------------

                                        Deferred    Deferred     Deferred    Deferred
                                           Tax         Tax         Tax          Tax

                                          Asset     Liability     Asset      Liability

                                        ----------  ----------  -----------  ----------
        Policy reserves               $    128    $           $            $     175
        Deferred policy
          Acquisition costs                             596                      134
        Deferred acquisition
          cost proxy tax                 1,312                    1,720
        Investment assets                1,254                                   642
        State taxes                                      48         214
                                        ----------  ----------  -----------  ----------
        Total deferred taxes          $  2,694    $     644   $   1,934    $     951
                                        ==========  ==========  ===========  ==========

        Amounts related to investment assets above include $(1,256) and $642 related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 1999, and 1998, respectively. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized.

8. COMPREHENSIVE INCOME

        Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement establishes new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income (loss).

        Other comprehensive income (loss) at December 31, 1999 is summarized as follows:

                                                                     Tax

                                                Before-Tax        (Expense)       Net-of-Tax
                                                  Amount         or Benefit         Amount
                                               --------------   --------------  ---------------
        Unrealized gains on securities:
          Unrealized holding gains

            Arising during the period        $       (5,425) $         1,900  $       (3,525)
                                               --------------   --------------  ---------------
          Net unrealized gains                       (5,425)           1,900          (3,525)
        Reserve and DAC adjustment                      729             (255)            474
                                               --------------   --------------  ---------------
        Other comprehensive income (loss)    $       (4,696) $         1,645  $       (3,051)
                                               ==============   ==============  ===============


        Other comprehensive income at December 31, 1998 is summarized as follows:

                                                                     Tax

                                                Before-Tax        (Expense)       Net-of-Tax
                                                  Amount         or Benefit         Amount
                                               --------------   --------------  ---------------
        Unrealized gains on securities:
          Unrealized holding gains

            Arising during the period        $        1,826  $          (639) $        1,187
                                               --------------   --------------  ---------------
          Net unrealized gains                        1,826             (639)          1,187
        Reserve and DAC adjustment                     (730)             255            (475)
                                               --------------   --------------  ---------------
        Other comprehensive income           $        1,096  $          (384) $          712
                                               ==============   ==============  ===============






        Other comprehensive income at December 31, 1997 is summarized as follows:

                                                                     Tax

                                                Before-Tax        (Expense)       Net-of-Tax
                                                  Amount         or Benefit         Amount
                                               --------------   --------------  ---------------
        Unrealized gains on securities:
          Unrealized holding gains

            Arising during the period        $            8  $            (3) $            5
                                               --------------   --------------  ---------------
          Net unrealized gains                            8               (3)              5
                                               --------------   --------------  ---------------
        Other comprehensive income           $            8  $            (3) $            5
                                               ==============   ==============  ===============

9. SEGMENT INFORMATION

        During 1999, the Company had two reportable segments: Employee Benefits and Financial Services. During 1998 and 1997, the Company had only one reportable segment, Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment primarily markets products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. In both 1998 and 1999, large dollar bank-owned life insurance policies were sold to a limited number of customers. Accordingly, these transactions account for the majority of the investment assets and reserves, and significantly impact the results of operations, of this segment.

        The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's reportable segments are strategic business units that offer different products and services. They are managed separately, as each segment has unique distribution channels.

        The Company's operations are not materially dependent on one or a few customers, brokers, or agents.

        Summarized segment financial information for the year ended and as of December 31, 1999 was as follows:

        Operations:                              Employee         Financial         Total
                                                 Benefits         Services           U.S.
                                               --------------   --------------  ---------------
        Revenue:

          Premium and fee income             $        9,625  $           211  $        9,836
          Net investment income                                        6,278           6,278
          Realized investment gains (losses)                              (6)             (6)
                                               --------------   --------------  ---------------
        Total revenue                                 9,625            6,483          16,108
        Benefits and Expenses:

          Benefits                                    8,378            4,600          12,978
          Operating expenses                            505              961           1,466
                                               --------------   --------------  ---------------
        Total benefits and expenses                   8,883            5,561          14,444

        Net operating income before

          Income taxes                                  741              923           1,664
        Income taxes                                    295              346             641
                                               --------------   --------------  ---------------
        Net income                           $          446  $           577  $        1,023
                                               ==============   ==============  ===============


        Assets:                                  Employee         Financial         Total
                                                 Benefits         Services           U.S.
                                               --------------   --------------  ---------------
        Investment assets                    $               $       112,799  $      112,799
        Other assets                                  7,851           11,179          19,030
        Separate account assets                                       39,881          39,881
                                               --------------   --------------  ---------------
        Total assets                         $        7,851  $       163,859  $      171,710
                                               ==============   ==============  ===============


10.  COMMITMENTS AND CONTINGENCIES

          On October 6, 1999, the Parent entered into a purchase and sale agreement (the Agreement) with Allmerica Financial Corporation (Allmerica) to acquire Allmerica's group life and health insurance business on March 1, 2000. The policies resident in the State of New York have been assigned to the Company as part of the Agreement. This business primarily consists of administrative services only and stop loss policies. The in-force business is expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price, as defined in the Agreement, will be based on a percentage of the amount in-force at March 1, 2000 contingent on the persistency of the block of business through March 2001. Management does not expect the purchase price to have a material impact on the Company's consolidated financial statements.

11.  DIVIDEND RESTRICTIONS

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows (unaudited):

                                                      1999          1998           1997
        ========================================   ------------  ------------   ------------
                                   (Unaudited)

        ========================================
        Net income (loss)                       $     1,407    $   (2,182)   $       (19)
        ========================================
        Capital and surplus                          29,494        12,808          6,469
        ========================================

        As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. In addition, the maximum amount of dividends, which can be paid to stockholders, is subject to restrictions relating to statutory surplus and statutory adjusted net investment income. The Company should be able to pay dividends of $2,949 in 2000. The Company paid no dividends in 1999 and 1998. Dividends are paid as determined by the Board of Directors.